As filed with the Securities and Exchange Commission on January 14, 2005

Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

PIMCO VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

840 Newport Drive,

Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

(949) 720-4700

Registrant’s Telephone Number, including Area Code

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	R. Wesley Burns Pacific Investment Management Company 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on February 13, 2005 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

CIGNA VARIABLE PRODUCTS GROUP

on behalf of its Series:

TIMESSQUARE VP MONEY MARKET FUND

TIMESSQUARE VP CORE PLUS BOND FUND

280 Trumbull Street, H10G

Hartford, CT 06103

1-800-528-6718

February 23, 2005

Dear Shareholder:

Your Board of Trustees has called a Special Meeting of shareholders (“Special Meeting”) of TimesSquare VP Money Market Fund (“TS Money Market Fund”) and TimesSquare VP Core Plus Bond Fund (“TS Bond Fund”) (each a “Disappearing Fund” and together, the “Disappearing Funds”), scheduled to be held at 8:30 a.m., local time, on March 22, 2005 at 280 Trumbull Street, Hartford, CT 06103.

The purpose of this special meeting of Shareholders (“Meeting”) is: (i) to seek shareholder approval of a reorganization providing for (a) the transfer of all of the assets of the TS Bond Fund to the PIMCO Total Return Portfolio, a series of PIMCO Variable Insurance Trust (“PVIT”), in exchange for Institutional Class shares of the PIMCO Total Return Portfolio having an aggregate value equal to the net assets of the TS Bond Fund and the assumption by the PIMCO Total Return Portfolio of all of the liabilities of the TS Bond Fund and (b) the subsequent liquidation of the TS Bond Fund; (ii) to seek shareholder approval of a reorganization providing for (a) the transfer of all of the assets of the TS Money Market Fund to the PIMCO Money Market Portfolio, a series of PVIT, in exchange for Institutional Class shares of the PIMCO Money Market Portfolio having an aggregate value equal to the net assets of the TS Money Market Fund and the assumption by the PIMCO Money Market Portfolio of all of the liabilities of the TS Money Market Fund and (b) the subsequent liquidation of the TS Money Market Fund; and (iii) to seek shareholder approval of an interim investment advisory agreement (the “Interim Advisory Agreement”) between CIGNA Variable Products Group (“CVPG”), on behalf of the TS Bond Fund, and Pacific Investment Management Company LLC (“PIMCO”).

CIGNA Investment Advisors, Inc., f/k/a TimesSquare Capital Management, Inc. (“CIGNA Advisors”), the current investment adviser of the TS Money Market Fund and former adviser of the TS Bond Fund, has decided to exit the business of serving as investment adviser to funds such as the Disappearing Funds. As a result, the Board of Trustees has sought to find a suitable replacement and determined that the Reorganizations into similar funds managed by PIMCO are in the best interests of the Funds. If approved by shareholders, shareholders of the TS Money Market Fund will become shareholders of the PIMCO Money Market Portfolio, and shareholders of the TS Bond Fund will become shareholders of the PIMCO Total Return Portfolio on the date that the Reorganizations occur. If approved, the Reorganizations will provide shareholders of TS Money Market Fund and TS Bond Fund with larger funds with substantially similar investment objectives and strategies. PIMCO has provided advisory services pursuant to an Interim Investment Advisory Agreement for the TS Bond Fund since November 23, 2004, after the termination of the Master Investment Advisory Agreement dated as of April 26, 1988 (the “Prior Advisory Agreement,” and together with the Interim Advisory Agreement, the “Advisory Agreements”) between CVPG and CIGNA Advisors. If shareholders approve the Interim Advisory Agreement, PIMCO will receive advisory fees currently held in escrow.

You are being asked to vote to approve an Agreement and Plan of Reorganization and, with respect to the TS Bond Fund, the Interim Advisory Agreement. The accompanying document describes, for your evaluation, (i) the proposed Reorganizations for TS Money Market Fund and TS Bond Fund; (ii) compares the strategies and expenses of each of the Funds; (iii) describes the Interim Advisory Agreement; and (iv) compares the Interim Advisory Agreement to the Prior Advisory Agreement.

The Board of Trustees of the Disappearing Funds has reviewed and recommends that shareholders approve the proposed reorganizations (each a “Reorganization,” and collectively, the “Reorganizations”) of the TS Bond Fund and TS Money Market Fund into, respectively, PIMCO Total Return Portfolio and PIMCO Money Market Portfolio (each a “Surviving Fund,” and collectively, the “Surviving Funds”), and approval of the Interim Advisory Agreement. After careful consideration, the Board of Trustees of TS

Money Market Fund and TS Bond Fund unanimously approved these proposals and recommend shareholders of TS Money Market Fund and TS Bond Fund vote “FOR” the proposals.

A Proxy Statement/Prospectus that describes the Reorganizations and Advisory Agreements is enclosed. The Disappearing Funds are underlying investment options for variable annuity and variable life insurance contracts issued by Connecticut General Life Insurance Company. You have the right to instruct Connecticut General Life Insurance Company as to the manner in which Disappearing Fund shares attributable to your variable contract shall be voted. Any variable product owners who have a voting interest in variable accounts holding shares of the Disappearing Funds are invited to attend the meeting, but we urge you in any event to complete and return the enclosed proxy card or voting instruction card in the envelope provided. It is very important that your card be received as soon as possible so that the necessary quorum will be represented at the meeting. If you do attend, you may vote in person if you so desire.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Richard A. Forde,
President

CIGNA VARIABLE PRODUCTS GROUP

on behalf of its Series:

TIMESSQUARE VP MONEY MARKET FUND

TIMESSQUARE VP CORE PLUS BOND FUND

280 Trumbull Street, H10G

Hartford, CT 06103

1-800-528-6718

February 23, 2005

Notice of Special Meeting of Shareholders

of TimesSquare VP Money Market Fund

and TimesSquare VP Core Plus Bond Fund

Scheduled for March 22, 2005

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders (“Special Meeting”) of TimesSquare VP Money Market Fund (“TS Money Market Fund”) and TimesSquare VP Core Plus Bond Fund (“TS Bond Fund”) is scheduled for March 22, 2005 at 8:30 a.m., local time, at 280 Trumbull Street, Hartford, CT 06103.

At the Special Meeting, you will be asked to consider and approve the following proposals:

(1)	TS Money Market Fund only. To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and among TimesSquare VP Money Market Fund and PIMCO Variable Insurance Trust, on behalf of its series, PIMCO Money Market Portfolio and CIGNA Variable Products Group providing for the reorganization of TimesSquare VP Money Market Fund with and into PIMCO Money Market Portfolio;

(2)	TS Bond Fund only: To approve a Reorganization Agreement by and among TimesSquare VP Core Plus Bond Fund and PIMCO Variable Insurance Trust, on behalf of its series, PIMCO Total Return Portfolio and CIGNA Variable Products Group providing for the reorganization of TimesSquare VP Core Plus Bond Fund with and into PIMCO Total Return Portfolio;

(3)	TS Bond Fund Only: To approve an interim investment advisory agreement with Pacific Investment Management Company LLC.

(4)	Both Funds: To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) thereof in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on February 4, 2005, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to CIGNA Variable Products Group or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Jeffrey S. Winer, Secretary

February 23, 2005

PROXY STATEMENT OF

CIGNA VARIABLE PRODUCTS GROUP

on behalf of its Series:

TIMESSQUARE VP MONEY MARKET FUND

TIMESSQUARE VP CORE PLUS BOND FUND

280 Trumbull Street, H10G

Hartford, CT 06103

1-800-528-6718

PROSPECTUS OF

PIMCO VARIABLE INSURANCE TRUST

on behalf of its Series:

PIMCO MONEY MARKET PORTFOLIO

PIMCO TOTAL RETURN PORTFOLIO

840 Newport Center Drive

Newport Beach, California 92660

1-800-927-4648

February 23, 2005

PROXY STATEMENT OF

CIGNA VARIABLE PRODUCTS GROUP

on behalf of its Series:

TIMESSQUARE VP MONEY MARKET FUND

TIMESSQUARE VP CORE PLUS BOND FUND

280 Trumbull Street, H10G

Hartford, CT 06103

1-800-528-6718

PROSPECTUS OF

PIMCO VARIABLE INSURANCE TRUST

on behalf of its Series:

PIMCO TOTAL RETURN PORTFOLIO

PIMCO MONEY MARKET PORTFOLIO

840 Newport Center Drive

Newport Beach, California 92660

1-800-927-4648

February 23, 2005

INTRODUCTION

This Proxy Statement/Prospectus is being furnished to you in connection with a Special Meeting of shareholders of TimesSquare VP Money Market Fund (“TS Money Market Fund”) and TimesSquare VP Core Plus Bond Fund (“TS Bond Fund”) (collectively, the “Disappearing Funds”) to be held on March 22, 2005 (“Special Meeting”). As more fully described in this Proxy Statement, the purpose of the Special Meeting is to vote on proposed reorganizations (each a “Reorganization,” and collectively, the “Reorganizations”) of TS Money Market Fund into PIMCO Money Market Portfolio, a series of PIMCO Variable Insurance Trust (“PVIT”), and TS Bond Fund into PIMCO Total Return Fund, also a series of PVIT (each a “Fund” and collectively, the “Funds”), and on an interim investment advisory agreement (“Interim Advisory Agreement”) between CIGNA Variable Products Group (“CVPG”), on behalf of TS Bond Fund, and Pacific Investment Management Company LLC (“PIMCO”).

Because you, as a shareholder of TS Money Market Fund or TS Bond Fund, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of either the PIMCO Money Market Portfolio or PIMCO Total Return Portfolio, this Proxy Statement also serves as a Prospectus for PIMCO Total Return Portfolio and PIMCO Money Market Portfolio. You are also being asked to approve the Interim Advisory Agreement, which is attached as Appendix B, between PIMCO, which currently serves as investment adviser to the TS Bond Fund, and CVPG.

Under each Agreement and Plan of Reorganization (each a “Reorganization Agreement,” and collectively, the “Reorganization Agreements”), TS Money Market Fund would transfer all of its assets to PIMCO Money Market Portfolio in exchange for Institutional Class shares of beneficial interest of PIMCO Money Market Portfolio and the assumption by PIMCO Money Market Portfolio of TS Money Market Fund’s liabilities as of the effective date of the Reorganization (“Closing Date”). TS Bond Fund would transfer all of its assets to PIMCO Total Return Portfolio in exchange for Institutional Class shares of beneficial interest of PIMCO Total Return Portfolio and the assumption by PIMCO Total Return Portfolio of TS Bond Fund’s liabilities as of the Closing Date.

In June 2004, CIGNA Advisors informed the Board of the Disappearing Funds that it had decided to exit the business of managing investment companies. Promptly thereafter, the Disappearing Funds’ independent Trustees undertook a search for a suitable replacement. In the course of this process they evaluated numerous qualified investment firms, along with funds managed by those firms that represented suitable merger candidates. The proposals described in this Proxy Statement/Prospectus are the result of this process.

At a Special Meeting of the Board of Trustees of CVPG held on December 20, 2004 in anticipation of the Reorganizations, the Board of Trustees determined to recommend the Reorganizations. The Board of Trustees had previously determined that it would be in the best interest of the TS Bond Fund and its shareholders to terminate the investment management relationship between CVPG and CIGNA Investment Advisors, Inc., f/k/a TimesSquare Capital Management, Inc. (“CIGNA Advisors”), and to enter into an investment management relationship between CVPG and PIMCO, and to appoint PIMCO as investment adviser to the TS Bond Fund until the closing of the Reorganization. This caused the Prior Advisory Agreement to be terminated with respect to the Bond Fund as of November 23, 2004.

The Board is now asking for your approval of an interim investment advisory agreement between CVPG, on behalf of the TS Bond Fund, and PIMCO so PIMCO will be permitted to receive compensation for its continuing investment management services for the Fund since November 23, 2004.

PIMCO Money Market Portfolio is a diversified mutual fund. PIMCO Money Market Portfolio’s investment objective is to seek maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

PIMCO Total Return Portfolio is a diversified mutual fund. PIMCO Total Return Portfolio’s investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management. The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the PIMCO Total Return Portfolio normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on each Reorganization Agreement. A Statement of Additional Information (“SAI”) relating to this Proxy Statement dated February 23, 2005 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. Each Fund also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information. The annual reports of the TS Money Market Fund, TS Bond Fund, PIMCO Money Market Portfolio, and PIMCO Total Return Portfolio, all of which are dated December 31, 2003, are incorporated herein by reference. Each Fund offers its shares by a prospectus (the prospectus for TS Money Market Fund and TS Bond Fund, dated May 1, 2004, the prospectus for PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, dated April 29, 2004), each of which has more information about the pertinent Fund. For additional information about the Funds, see the CIGNA Variable Products Group SAI that relates to the Prospectus for TS Money Market Fund and TS Bond Fund, dated May 1, 2004, and the PVIT SAI with respect to PIMCO Money Market Portfolio and PIMCO Total Return Portfolio dated May 1, 2004. To obtain a copy of the current prospectus, SAI, annual report and semi-annual report for the TS Bond Fund or TS Money Market Fund, without charge, contact CIGNA Variable Products Group, c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, H10G, Hartford, CT 06103 or by calling 1-800-528-6718. To obtain a copy of the current prospectus, SAI, annual report and semi-annual report for the PIMCO Money Market Portfolio or PIMCO Total Return Portfolio, without charge, or to obtain a copy of the SAI relating to the Proxy Statement/Prospectus, contact PIMCO Variable Insurance Trust, 840 Newport Center Drive, Newport Beach, CA 92660 or by calling 1-800-927-4648.

You can copy and review information about each Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PROPOSAL 1: TS Money Market Fund only. To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and among TimesSquare VP Money Market Fund and PIMCO Money Market Portfolio providing for the reorganization of TimesSquare VP Money Market Fund with and into PIMCO Money Market Portfolio;

SUMMARY FOR TIMESSQUARE VP MONEY MARKET FUND

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as AppendixA-1.

The Proposed Reorganization

On December 20, 2004, the Board of Trustees of the TS Money Market Fund approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of the TS Money Market Fund in exchange for Institutional Class shares of beneficial interest of the PIMCO Money Market Portfolio;

•	the assumption by PIMCO Money Market Portfolio of the liabilities of the TS Money Market Fund known as of the Closing Date;

•	the distribution of Institutional Class shares of the PIMCO Money Market Portfolio to the shareholders of the TS Money Market Fund; and

•	the complete liquidation of the TS Money Market Fund.

As a result of the Reorganization, each owner of the TS Money Market Fund would become a shareholder of the Institutional Class of shares of the PIMCO Money Market Portfolio. The Reorganization is expected to be effective on or about March 23, 2005, or such other date as the parties may agree (the “Closing Date”).

Each shareholder will hold, immediately after the Closing Date, shares of Institutional Class of the PIMCO Money Market Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of the TS Money Market Fund held by that shareholder as of the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Funds have substantially similar investment objectives and strategies.

•	Consolidation of these Funds will result in a larger Surviving Fund.

•	Both existing and prospective shareholders may benefit from the proposed Reorganization through the increase in asset size of the PIMCO Money Market Portfolio.

•	PIMCO Money Market Portfolio has lower overall fees than TS Money Market Fund. The PIMCO Money Market Portfolio will have advisory fees in the amount of 0.15% and administrative fees of 0.20%, totaling 0.35%, while TS Money Market Fund has a total fee of 0.44%, which includes fees for advisory and administrative services. For example, the total operating expenses before and after the merger, expressed as a percentage of net asset value per share of each Fund, based on the twelve-month period ended December 31, 2003, are as follows:

Gross Expenses Before the Reorganization

Expenses of the TS Money Market Fund	0.44%

Expenses of the PIMCO Money Market Portfolio	0.35%

Net Expenses Before the Reorganization (after fee waiver)

Expenses of the TS Money Market Fund	0.44%

Expenses of the PIMCO Money Market Portfolio	0.35%

After the Reorganization: Pro Forma

Net Expenses of the PIMCO Money Market Portfolio(1)	0.35%

(1)	Net Expenses after the Reorganization do not reflect short-term nonrecurring reorganization expenses. For more information, see “Comparison of Fees and Expenses – Annual Fund Operating Expenses.

Approval of the Reorganization Agreement for TS Money Market Fund requires an affirmative vote of a majority of the outstanding voting securities of the Disappearing Fund, as defined in the Investment Company Act of 1940.

For more information about the proposed reorganization, see “Information about the Reorganizations.”

After careful consideration, the Board of Trustees of the TS Money Market Fund unanimously approved the proposed Reorganization. The Board recommends that you vote “FOR” the proposed Reorganization.

Comparison of Investment Objectives and Strategies of TS Money Market Fund and PIMCO Money Market Portfolio

The following summarizes the investment objective, strategies and management differences between TS Money Market Fund and PIMCO Money Market Portfolio:

	TS Money Market Fund (Disappearing Fund)	PIMCO Money Market Portfolio (Surviving Fund)

Investment Objective	To provide as high a level of current income consistent with the preservation of capital and liquidity. The Fund attempts to maintain a stable $1.00 per share net asset value.	Seeks maximum current income, consistent with preservation of capital and daily liquidity. The Fund attempts to maintain a stable net asset value of $1.00 per share.

Principal Investments	The Fund invests exclusively in U.S. dollar denominated high-quality short-term money market instruments.	The Fund invests exclusively in U.S. dollar denominated high-quality short-term money market instruments.

Investment Strategies	The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds. In particular, the Fund intends to comply with the various requirements of Rule 2a-7 of the 1940 Act, which regulates portfolio maturity, quality and diversification. For example, the fund will limit its investments to securities with effective remaining maturities of 397 days or less and will maintain a dollar-weighted average maturity of 90 days or less. The fund will determine the effective remaining maturity of its investments according to Rule 2a-7.	The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds. In particular, the Fund intends to comply with the various requirements of Rule 2a-7 of the 1940 Act, which regulates portfolio maturity, quality and diversification. For example, the fund will limit its investments to securities with effective remaining maturities of 397 days or less and will maintain a dollar-weighted average maturity of 90 days or less. The fund will determine the effective remaining maturity of its investments according to Rule 2a-7.

Credit Quality

The Fund invests primarily in securities that are in the highest rating category for short-term obligations.

The Fund also may invest up to 5% of its total assets in money market securities that are in the second -highest rating category for short -term obligations.

The Fund invests primarily in securities that are in the highest rating category for short-term obligations.

The Fund also may invest up to 5% of its total assets in money market securities that are in the second -highest rating category for short -term obligations.

	TS Money Market Fund (Disappearing Fund)	PIMCO Money Market Portfolio (Surviving Fund)

Government Securities	The Fund may invest in the following: obligations of the U.S. Government (including its agencies); obligations of domestic and foreign commercial banks; asset-backed securities; bankers’ acceptances, certificates of deposit, commercial loan participations, repurchase agreements and time deposits; bankers’ acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks; and commercial paper primarily from U.S. issuers but may purchase this type of security from foreign issuers so long as it is denominated in U.S. dollars.	The Fund may invest in the following: obligations of the U.S. Government (including its agencies and government – sponsored enterprises); short -term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper.

Illiquid Securities	The Fund may not invest more than 10% of its net assets in illiquid securities, including unmarketable private placements.	The Fund may not invest more than 10% of its net assets in illiquid securities, including unmarketable private placements.

Securities Lending	The Fund may lend portfolio securities on a short-term or long-term basis, up to 25% of its total assets.	The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Investment Adviser	CIGNA Investment Advisors, Inc., f/k/a TimesSquare Capital Management, Inc.	PIMCO

Portfolio Manager	Maryann Depreaux	Paul A. McCulley

As you can see from the chart above, the investment objectives of the Funds are substantially similar. The Funds also invest in substantially similar types of securities, as both Funds invest substantially all of their assets in high quality money market instruments. Key differences among the Funds are highlighted below:

•	The PIMCO Money Market Portfolio may invest no more than 25% of its total assets in securities or obligations issued by U.S. banks. The TS Money Market Fund has no such limitation.

•	The TS Money Market Fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer. The PIMCO Money Market Portfolio has no such limitation.

•	Unlike the TS Money Market Fund, the PIMCO Money Market Portfolio may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, municipal lease obligations, Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements, Residual Interest Bonds, and participation interests.

Relative Performance

The following table shows, for the periods shown, the (unaudited) average annual total return for: (i) of TS Money Market Fund; (ii) Institutional Class shares of PIMCO Money Market Portfolio; and (iii) the Citigroup 3-Month Treasury Bill Index. An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Each Fund’s past performance is not an indication of its future performance.

Calendar Year/Period Ended	TS Money Market Fund	PIMCO Money Market Portfolio(1)	Citigroup 3-Month Treasury Bill Index(2)
12/31/97	5.19%	N/A	5.25%
12/31/98	5.14%	N/A	5.06%
12/31/99	4.83%	N/A	4.74%
12/31/00	6.06%	N/A (3)	5.95%
12/31/01	3.73%	3.99%	4.09%
12/31/02	1.41%	1.56%	1.70%
12/31/03	0.77%	0.88%	1.07%

(1)	The Fund Commenced Operations on April 10, 2000.

(2)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

(3)	The Portfolio’s total return for the period April 10, 2000 through December 31, 2000 was 4.60%. The total return on the Citigroup 3-Month Treasury Bill Index for the same period was 4.56%.

Performance of PIMCO Money Market Portfolio

The following bar chart and tables provide an indication of the risks of investing in PIMCO Money Market Portfolio. The bar chart shows (on a calendar year basis) changes in PIMCO Money Market Portfolio’s annual total return from year to year. The information in the bar chart is based on the performance of the Institutional Class shares of the Fund. The table shows how PIMCO Money Market Portfolio’s average annual returns for one year and since its inception on April 10, 2000 compare to those of the Citigroup 3-Month Treasury Bill Index. PIMCO Money Market Portfolio’s past performance is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. The Index is unmanaged. Investors cannot invest directly in an index.

Calendar Year-by-Year Returns(1)(2)

(1)	These figures are for the year ended December 31 of each year.

(2)	During the period shown in the chart, the Fund’s best quarterly performance was 1.37% for the quarter ended March 31, 2001, and the Fund’s worst quarterly performance was 0.18% for the quarter ended December 31, 2003.

The following table shows what the average annual total returns of the Institutional Class shares of PIMCO Money Market Portfolio would equal if you averaged out actual performance over various lengths of time compared to the Citigroup 3-Month Treasury Bill Index, an unmanaged index. The Citigroup 3-Month Treasury Bill Index has an inherent performance advantage over PIMCO Money Market Portfolio since the index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Before tax-returns are shown for Institutional Class shares only. After-tax returns for other Classes will vary.

PIMCO Money Market Portfolio — Average Annual Total Returns for the periods ended December 31, 2003

	1 Year	5 Years or Since Inception(1)
Institutional Class shares return before taxes(1)	0.88%	2.95%
Index (reflects no deduction for fees or expenses)(2)	1.07%	3.04%

(1)	The Institutional Class shares commenced operations on 4/10/00. Index comparisons began on 3/31/00.

(2)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Additional information about the TS Money Market Fund and PIMCO Money Market Portfolio is included below in “Information about the Reorganizations - Additional Information about the Funds.”

Comparison of Investment Techniques and Principal Risks of Investing in the Funds

Because the Funds have investment objectives and strategies that are substantially similar, many of the risks of investing in PIMCO Money Market Portfolio are substantially the same as the risks of investing in TS Money Market Fund. Even though the Funds seek to maintain a $1 share price, you could lose money on your investment or the Fund could fail to generate high current income. The issuer of a security owned by the Fund could default on its obligation to pay principal and/or interest or have its credit rating downgraded, and the investment adviser’s judgment about the credit quality, attractiveness or relative value of a particular security could prove to be incorrect.

Credit Risk. Both Funds could lose money if the issuer or guarantor of a fixed income security, or repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of December 10, 2004 and on a pro forma basis as of December 10, 2004 giving effect to the Reorganization:

	Net Assets	Net Asset Value Per Share	Shares Outstanding
TS Money Market Fund	$563,761,970.00	$1.00	563,760,632

PIMCO Money Market Portfolio - Institutional Class	$11,803	$1.00	11,803

Pro Forma - PIMCO Money Market Portfolio including TS Money Market Fund

Institutional Class	$563,773,773	$1.00	563,772,435

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the PIMCO Money Market Portfolio and the TS Money Market Fund. For further information on the fees and expenses, see “Information about the Reorganizations - Shareholder Information” below.

Management Fees

TS Money Market Fund currently pays a management fee of 0.35% on the Fund’s average daily net assets to CIGNA Advisors. PIMCO Money Market Portfolio currently pays a management fee of 0.15% on the Fund’s average daily net assets to PIMCO.

Administration Fees

The PIMCO Money Market Portfolio currently pays PIMCO an administrative fee of 0.20% of the Fund’s average daily net assets.

Expense Limitation Arrangement

An expense limitation agreement is in place for the Institutional Class shares of PIMCO Money Market Portfolio for the current fiscal year. Under the terms of the expense limitation agreement, PIMCO has agreed to limit the expenses of the PIMCO Money Market Portfolio, to the extent they would exceed, due to the payment of Trustees’ fees, 0.35% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The agreement has a current term through December 31, 2005, and will automatically renew for one-year terms unless PIMCO provides written notice to CVPG at least 30 days prior to the end of the then-current term.

An expense limitation agreement is also in place for the TS Money Market Fund. Under the terms of the expense limitation agreement, CIGNA Advisors has contractually agreed to waive management fees and reimburse the TS Money Market Fund if and to the extent total annual fund operating expenses exceed 0.50% of average daily net assets. CIGNA Advisors retains the ability to be repaid by a fund if a fund’s expenses fall below the specified limit prior to the end of the fiscal year or within three years after CIGNA Advisors waives management fees or reimburses fund operating expenses. CIGNA Advisors can terminate either agreement to waive fees and reimburse expenses at any time. This information and similar information is shown in the table below entitled “Annual Fund Operating Expenses.”

Expense Tables

The following table shows the fees and expenses for TS Money Market Fund and for Institutional Class Shares of PIMCO Money Market Portfolio.

Annual Fund Operating Expenses as of December 31, 2004 (Unaudited)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Management Fees	Other Expenses(1)(2)	Total Fund Operating Expenses	Fee Waiver by Adviser(3)	Net Expenses
TS Money Market Fund	0.35%	0.09%	0.44%	—%	0.44%
PIMCO Money Market Portfolio	0.15%	0.20%	0.35%	N/A	0.35%
PIMCO Money Market Portfolio After the Reorganization (Estimated Pro Forma)	0.15%	0.20%	0.35%	N/A	0.35%

(1)	PIMCO receives an annual administration fee equal to 0.20% of the PIMCO Money Market Portfolio’s average daily net assets.

(2)	“Other Expenses” excludes short-term, nonrecurring expenses related to the Reorganization of the Money Market with and into the PIMCO Money Market Portfolio.

(3)	CIGNA Advisors has entered into an expense limitation agreement with Money Market to limit expenses of the Fund. Under the terms of the expense limitation agreement, CIGNA Advisors has contractually agreed to waive management fees and reimburse the TS Money Market Fund if and to the extent total annual fund operating expenses exceed 0.50% of average daily net assets. CIGNA Advisors can terminate its agreement to waive fees and reimburse expenses at any time. This information and similar information is shown in the table below entitled “Annual Fund Operating Expenses.”

PIMCO has entered into an expense limitation agreement with PIMCO Money Market Portfolio, to limit that Fund’s expenses for the current fiscal year. Under the terms of the expense limitation agreement, PIMCO has agreed to limit the expenses of the PIMCO Money Market Portfolio to the extent they would exceed, due to the payment of organizational expenses, 0.35% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

TS Money Market Fund				PIMCO Money Market Portfolio - Institutional Class shares(1)
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$45	$141	$246	$555	$36	$113	$197	$443

Estimated Pro Forma: the Funds Combined(1)*
1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

(1)	The example reflects the contractual expense limitation for the one-year period, three-year period and the first three years of the five- and ten-year periods.

*	Estimated.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the PIMCO Money Market Portfolio’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, except for the information presented for the period ended June 30, 2004, has been audited by PricewaterhouseCoopers LLP, the Portfolio’s independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	PIMCO Money Market Portfolio - Institutional Class
	Six Months Ended June 30 2004(1)			Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000(2)
Per Share Operating Performance:
Net Asset Value, Beginning of Period		$1.00		1.00	1.00	1.00	1.00
Net Investment Income(3)		$0.00		0.01	0.02	0.04	0.04
Net Realized and Unrealized Gain (Loss) on Investments(3)		$0.00		(0.00)	0.00	0.00	0.00
Total Income (Loss) from Investment Operations		$0.00		0.01	0.02	0.04	0.04
Dividends from Net Investment Income		$0.00		(0.01)	(0.02)	(0.04)	(0.04)
Distributions from Net Realized Capital Gains		$0.00		0.00	0.0	0.00	0.00
Total Distributions		$0.00		(0.01)	(0.02)	(0.04)	(0.04)
Net Asset Value, End of Period		$1.00		1.00	1.00	1.00	1.00
Total Return(3):	%	0.37		0.88	1.56	3.99	4.60
Ratios and Supplemental Data:
Net Assets, End of Period (000’s)		$12		11	11	11	80
Ratio of Expenses to Average Net Assets	%	0.35	*	0.35	0.35	0.35	0.35	*
Ratio of Net Investment Income to Average Net Assets	%	0.72	*	0.85	1.58	4.59	6.02	*
Portfolio Turnover Rate	%	N/A		N/A	N/A	N/A	N/A

(1)	The information presented for the period ended June 30, 2004 is unaudited.

(2)	The Portfolio Commenced Operations on April 10, 2000.

(3)	Per share amounts based on average number of shares outstanding during the period.

*	Annualized.

General Information

Following the Reorganization, certain holdings of TS Money Market Fund that are transferred to PIMCO Money Market Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for PIMCO Money Market Portfolio.

For more information about the Reorganization of the TS Money Market Fund, see “Information about the Reorganizations.” For more information about the PIMCO Money Market Portfolio and TS Money Market Fund, see “Information about the Reorganizations - Additional Information about the Funds” and “Information about the Reorganizations - Shareholder Information.”

PROPOSAL 2: TS Bond Fund only: To approve a Reorganization Agreement by and among TimesSquare VP Core Plus Bond Fund and PIMCO Total Return Portfolio providing for the reorganization of TimesSquare VP Core Plus Bond Fund with and into PIMCO Total Return Portfolio;

SUMMARY FOR TIMESSQUARE VP CORE PLUS BOND FUND

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as Appendix A-2, and the Interim Advisory Agreement, which is attached hereto as Appendix B.

The Proposed Reorganization

On December 20, 2004, the Board of Trustees of the TS Bond Fund approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of TS Bond Fund in exchange for Institutional Class shares of beneficial interest of PIMCO Total Return Portfolio;

•	the assumption by PIMCO Total Return Portfolio of the liabilities of the Bon Fund known as of the Closing Date;

•	the distribution of Institutional Class shares of the PIMCO Total Return Portfolio to the shareholders the TS Bond Fund; and

•	the complete liquidation of TS Bond Fund.

As a result of the Reorganization, each owner of TS Bond Fund would become a shareholder of the Institutional Class of shares of the PIMCO Total Return Portfolio. The Reorganization is expected to be effective on or about March 23, 2005, or such other date as the parties may agree (the “Closing Date”).

Each shareholder will hold, immediately after the Closing Date, shares of Institutional Class of the PIMCO Total Return Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shares of TS Bond Fund held by that shareholder as of the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Funds have substantially similar investment objectives and strategies.

•	Consolidation of these Funds will result in a larger Surviving Fund.

•	Both existing and prospective shareholders may benefit from the proposed Reorganization through the increase in asset size of the PIMCO Total Return Portfolio.

•	PIMCO Total Return Portfolio will have equal overall fees to TS Bond Fund. The PIMCO Total Return Portfolio will have advisory fees in the amount of 0.25% and administrative fees of 0.25%, totaling 0.50%, while TS Bond Fund has a total fee, after expense waivers, of 0.50%, which includes fees for advisory and administrative services.

•	The proposed Reorganization of TS Bond Fund is expected to have no effect on the operating expenses per share after fee waivers. For example, the total operating expenses before and after the mergers, expressed as a percentage of net asset value per share of each Fund, based on the twelve-month period ended December 31, 2003, are as follows:

Gross Expenses Before the Reorganization

Expenses of TS Bond Fund	0.65%

Expenses of PIMCO Total Return Portfolio	0.50%

Net Expenses Before the Reorganization (after fee waiver)

Expenses of TS Bond Fund	0.50%

Expenses of PIMCO Total Return Portfolio	0.50%

After the Reorganization: Pro Forma

Net Expenses of PIMCO Total Return Portfolio(1)	0.50%

(1)	Net Expenses after the Reorganization do not reflect short-term nonrecurring reorganization expenses. For more information, see “Comparison of Fees and Expenses – Annual Fund Operating Expenses.”

Approval of the Reorganization Agreement for TS Bond Fund requires an affirmative vote of a majority of the outstanding voting securities of the Disappearing Fund, as defined in the Investment Company Act of 1940.

For more information about the proposed reorganization, see “Information about the Reorganizations.”

After careful consideration, the Board of Trustees of TS Bond Fund unanimously approved the proposed Reorganization. The Board recommends that you vote “FOR” the proposed Reorganization.

Comparison of Investment Objectives and Strategies of TS Bond Fund and PIMCO Total Return Portfolio

The following summarizes the investment objective, strategies and management differences between TS Bond Fund and PIMCO Total Return Portfolio:

	TS Bond Fund (Disappearing Fund)	PIMCO Total Return Portfolio (Surviving Fund)
Investment Objective	Seeks to provide as high a level of current income as possible consistent with reasonable concern for safety of principal.	Seeks maximum total return, consistent with preservation of capital and prudent investment management

Principal Investments	The Fund invests primarily in investment grade bonds.	The Fund invests primarily in investment grade debt securities.

Investment Strategies

Normally invests at least 80% of its total assets in fixed income securities issued by U.S. and foreign governments and companies and derivative instruments with similar economic characteristics.

The average portfolio duration of the fund normally varies between 85% and 115% of the duration of the Lehman Brothers Aggregate Bond Index.

Normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on the Adviser’s forecast for interest rates.

	Normally, the fund will invest at least 75% of its assets in investment grade fixed income securities.	The Fund invests primarily in investment grade debt securities.

	TS Bond Fund (Disappearing Fund)	PIMCO Total Return Portfolio (Surviving Fund)
Credit Quality	The fund may invest up to 25% of its assets in high-yield, below-investment-grade bonds (“junk bonds”).	The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality.

Foreign Investments	Up to 20% of fund assets may be invested in foreign debt securities of private and governmental issuers denominated in foreign currencies. Dollar denominated foreign securities do not count against this limitation.	The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. [The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.]

Illiquid Securities	The Fund may not invest more than 15% of its net assets in illiquid securities.	The Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements.

Government Securities and Municipal Bonds	The Fund may invest in securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities.	The Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, in municipal lease obligations.

Swap Agreements

The Fund may engage in swap transactions, including swap agreements on interest rates, security or commodity indexes, and total return swaps.

To the extent the Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements.

The Fund may engage in swap transactions, including swap agreements on interest rates, security or commodity indexes, specific securities and commodities, credit and event-linked swaps, and options on swap agreements.

To the extent the Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements.

Futures and Commodities	The Fund may purchase and sell stock index futures and options thereon and financial futures contracts and options thereon. The Fund may not purchase or sell commodities or commodity contracts.	The Fund may invest in futures contracts and options thereon with respect to, but not limited to, interest rates and commodity indexes.

Derivatives	The Fund may invest in derivative instruments, such as options and futures contracts and forward contracts.	The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements.

	TS Bond Fund (Disappearing Fund)	PIMCO Total Return Portfolio (Surviving Fund)
Equity Securities	The Fund may not invest in common stock and similar equity securities (including warrants or rights to purchase equity investments) except when they are acquired as parts of units with fixed-income securities or upon exercise of such warrants or rights or upon the conversion of such securities.	The Fund may not invest in equity securities, but may invest in convertible securities that are not considered equities, such as preferred stocks and other securities, including fixed income securities and warrants.

Mortgage - and Asset-Backed Securities	The Fund may invest in mortgage - or asset-backed securities.	The Fund may invest in mortgage - or asset-backed securities.

Investment Decisions	Investment decisions for the fund follow a three-stage process. First, the portfolio managers and the strategy team identify key global and macroeconomic themes they anticipate will drive the fixed income markets. For example, the team analyzes liquidity trends, monetary and fiscal policy, capital flows, business cycles, and global indicators such as yield curves and currency dynamics. Next, the market themes are translated into portfolio strategies and sector allocations that are designed to add value and diversify risk. Various strategies are analyzed and the investment team selects the appropriate allocation within the risk/reward tolerances for the fund. Finally, sector specialists buy or sell securities to implement the sector allocations. The specific investment choices are based on fundamental industry analysis (such as company business prospects, earnings, credit risk and evaluation of management), independent research, and assessment of credit spreads, liquidity and risk associated with ratings changes.	In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors. PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporate, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads.

Securities Lending	The Fund may lend portfolio securities on a short-term or long-term basis, up to 25% of its total assets.	The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Purchase and Sale Decisions	The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.	The Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Fund may also sell portfolio investments due to changes in PIMCO’s evaluation of the issuer or cash needs resulting from redemption requests for Portfolio shares.

	TS Bond Fund (Disappearing Fund)	PIMCO Total Return Portfolio (Surviving Fund)
	The Fund will purchase and sell securities without regard to the effect on portfolio turnover. It is anticipated that each Fund’s annual portfolio turnover will not exceed 100%.	The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements.
Investment Adviser	PIMCO	PIMCO

Portfolio Manager	William H. Gross	William H. Gross

As you can see from the chart above, the investment objectives of the Funds are substantially similar. The Funds also invest in substantially similar types of securities, as both Funds invest significant portions of their assets in investment grade fixed income securities. Key differences among the Funds are highlighted below:

•	The TS Bond Fund invests at least 80% of its total assets in fixed income securities, while the PIMCO Total Return Portfolio invests at least 65% of its assets in fixed income instruments.

•	The TS Bond Fund may invest up to 25% of its total assets in high-yield instruments. The PIMCO Total Return Portfolio’s investment in high yield securities is normally limited to a maximum of 10%.

•	The TS Bond Fund’s investment in foreign debt securities is limited to a maximum of 20% of its total assets. The PIMCO Total Return Portfolio’s investment in foreign debt securities is limited to a maximum of 30% of its total assets, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The PIMCO Total Return Portfolio will also hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Relative Performance

The following table shows, for the periods shown, the (unaudited) average annual total return for: (i) TS Bond Fund; (ii) Institutional Class shares of PIMCO Total Return Portfolio; and (iii) the Lehman Brothers Aggregate Bond (“LBAG”) Index. An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Each Fund’s past performance is not an indication of its future performance.

Calendar Year/Period Ended	TS Bond Fund(1)	PIMCO Total Return Portfolio(2)	Lehman Brothers Aggregate Bond Index(3)
12/31/00	9.34%	N/A (4)	11.63%
12/31/01	9.06%	8.53%	8.44%
12/31/02	8.66%	9.23%	10.26%
12/31/03	6.98%	5.20%	4.10%

(1)	The TS Bond Fund commenced operations on May 3, 1999.

(2)	The PIMCO Total Return Portfolio commenced operations on April 10, 2000.

(3)	The LBAG Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)	The Portfolio’s total return for the period April 10, 2000 through December 31, 2000 was 7.82%. The total return on the LBAG Index for the same period was 8.13%.

Performance of PIMCO Total Return Portfolio

The following bar chart and tables provide an indication of the risks of investing in PIMCO Total Return Portfolio. The bar chart shows (on a calendar year basis) changes in PIMCO Total Return Portfolio’s annual total return from year to year. The information in the bar chart is based on the performance of the Institutional Class shares of the PIMCO Total Return Portfolio. The table shows how PIMCO Total Return Portfolio’s average annual returns for one year and since its inception on April 10, 2000 compare to those of the Lehman Brothers Aggregate Bond Index. PIMCO Total Return Portfolio’s past performance is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. The Index is unmanaged. Investors cannot invest directly in an index.

Calendar Year-by-Year Returns(1)(2)

(1)	These figures are for the year ended December 31 of each year.

(2)	During the period shown in the chart, the Fund’s best quarterly performance was 5.46% for the quarter ended September 30, 2001, and the Fund’s worst quarterly performance was -0.16% for the quarter ended June 30, 2001.

The following table shows what the average annual total returns of PIMCO Total Return Portfolio would equal if you averaged out actual performance over various lengths of time compared to the Lehman Brothers Aggregate Bond Index, an unmanaged index. The Lehman Brother Aggregate Bond Index has an inherent performance advantage over PIMCO Total Return Portfolio since the index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Before tax-returns are shown for Institutional Class shares only. After-tax returns for other Classes will vary.

PIMCO Total Return Portfolio — Average Annual Total Returns for the periods ended December 31, 2003

	1 Year	Since Inception(1)
Institutional Class shares return before taxes(1)	5.20%	8.27%
Index (reflects no deduction for fees or expenses)(3)	4.10%	8.53%

(1)	The Institutional Class shares commenced operations on 4/10/00. Index comparisons began on 3/31/00.

(3)	The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Additional information about the TS Bond Fund and PIMCO Total Return Portfolio is included below in “Information about the Reorganizations - Additional Information about the Funds.”

Comparison of Investment Techniques and Principal Risks of Investing in the Funds

Because the Funds have investment objectives and strategies that are substantially similar, many of the risks of investing in PIMCO Total Return Portfolio are substantially the same as the risks of investing in TS Bond Fund. You may lose money on your investment in either Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares. The following summarizes the principal investment techniques and risks of investing in the Funds.

Interest Rate Risk. The value of both Funds’ investments may fall when interest rates rise. The Funds may be sensitive to changes in interest rates because they may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk. Both Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Each Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Derivatives Risk. Both Funds may invest in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of a Fund. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may reduce returns for the Funds.

Mortgage Risk. A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk. Both Funds may invest in foreign securities, and as a result, may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Currency Risk. Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of a Fund.

Leveraging Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of December 10, 2004 and on a pro forma basis as of December 10, 2004 giving effect to the Reorganization:

	Net Assets (000s)	Net Asset Value Per Share	Shares Outstanding (000s)
TS Bond Fund	$113,185	$10.59	10,684
PIMCO Total Return Portfolio - Institutional Class	$64,421	$10.68	6,032
Pro Forma - PIMCO Total Return Portfolio including TS Bond Fund(1)
Institutional Class	$177,606	$10.68	16,630

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the PIMCO Total Return Portfolio and the TS Bond Fund. For further information on the fees and expenses of PIMCO Total Return Portfolio, see “Information about the Reorganizations - Shareholder Information.”

Management Fees

TS Bond Fund previously paid a management fee of 0.50% on the Fund’s average daily net assets to CIGNA Advisors. The TS Bond Fund currently pays PIMCO a management fee of 0.50% of the Fund’s average daily net assets. The PIMCO Total Return Portfolio currently pays PIMCO a management fee of 0.25% of the Fund’s average daily net assets.

Administration Fees

CIGNA Advisors serves as the administrator to the TS Bond Fund. For its services, CIGNA Advisors receives an annual administration fee of 0.05% of the TS Bond Fund’s average daily net assets. The PIMCO Total Return Portfolio currently pays PIMCO an administrative fee of 0.250% of the Fund’s average daily net assets.

Expense Limitation Arrangements

An expense limitation agreement is in place for the Institutional Class shares of PIMCO Total Return Portfolio for the current fiscal year. Under the terms of the expense limitation agreements, PIMCO has agreed to limit the expenses of the PIMCO Total Return Portfolio to the extent they would exceed, due to the payment of organizational expenses, 0.50% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The agreement has a current term through December 31, 2005, and will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then-current term.

An expense limitation agreement is also in place for the TS Bond Fund. Under the terms of the expense limitation agreement, PIMCO and CIGNA Advisors have contractually agreed to waive management fees and reimburse the TS Bond Fund if and to the extent total annual fund operating expenses exceed 0.50% of average daily net assets. PIMCO and CIGNA Advisors retain the ability to be repaid by a fund if a fund’s expenses fall below the specified limit prior to the end of the fiscal year. This information and similar information is shown in the table below entitled “Annual Fund Operating Expenses.”

Expense Tables

The following table shows the fees and expenses for TS Bond Fund and for Institutional Class Shares of PIMCO Total Return Portfolio.

Annual Fund Operating Expenses as of December 31, 2004 (Unaudited)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	Management Fees	Other Expenses(1)(2)	Total Fund Operating Expenses	Fee Waiver by Adviser(3)	Net Expenses
TS Bond Fund	0.50%	0.15%	0.65%	0.15%	0.50%
PIMCO Total Return Portfolio	0.25%	0.25%	0.50%	N/A	0.50%
PIMCO Total Return Portfolio After the Reorganization (Estimated Pro Forma)	0.25%	0.25%	0.50%	N/A	0.50%

(1)	PIMCO receives an annual administration fee equal to 0.25% of the PIMCO Total Return Portfolio’s average daily net assets.

(2)	“Other Expenses” excludes short-term, nonrecurring expenses related to the Reorganization of the TS Bond Fund with and into the PIMCO Total Return Portfolio.

(3)	CIGNA Advisors has entered into an expense limitation agreement with TS Bond Fund to limit expenses of the Fund. Under the terms of the expense limitation agreement, CIGNA Advisors has contractually agreed to waive management fees and reimburse the TS Bond Funds if and to the extent total annual fund operating expenses exceed 0.50% of average daily net assets. CIGNA Advisors can terminate its agreement to waive fees and reimburse expenses at any time. This information and similar information is shown in the table below entitled “Annual Fund Operating Expenses.”

PIMCO has entered into an expense limitation agreement with PIMCO Total Return Portfolio, to limit that Fund’s expenses for the current fiscal year. Under the terms of the expense limitation agreement, PIMCO has agreed to limit the expenses of the PIMCO Total Return Portfolio to the extent they would exceed, due to the payment of organizational expenses, 0.50% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

TS Bond Fund(1)				PIMCO Total Return Portfolio - Institutional Class shares(2)
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810	$51	$160	$280	$628

Estimated Pro Forma: the Funds Combined(1)*
1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

(1)	Assumes no fee waiver is in place.

(2)	The example reflects the contractual expense limitation for the one-year period, three-year period and the first three years of the five- and ten-year periods.

*	Estimated.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, except for the information presented for the period ended June 30, 2004, has been audited by PricewaterhouseCoopers LLP, the Portfolio’s independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	PIMCO Total Return Portfolio - Institutional Class
	Six Months Ended June 30, 2004(1)			Year Ended December 31, 2003		Year Ended December 31, 2002		Year Ended December 31, 2001		Year Ended December 31, 2000(2)
Per Share Operating Performance:
Net Asset Value, Beginning of Period		$10.36		10.23		9.89		9.77		9.50
Net Investment Income(3)		$0.09	(4)	0.27	(4)	0.43	(4)	0.50	(4)	0.45	(4)
Net Realized and Unrealized Gain (Loss) on Investments(3)		$(0.04	)(4)	0.25	(4)	0.47	(4)	0.31	(4)	0.27	(4)
Total Income (Loss) from Investment Operations		$0.05		0.52		0.90		0.81		0.72
Dividends from Net Investment Income		$(0.10)		(0.31)		(0.43)		(0.50)		(0.45)
Distributions from Net Realized Capital Gains		$0.00		(0.08)		(0.13)		(0.19)		(0.00)
Total Distributions		$(0.10)		(0.39)		(0.56)		(0.69)		(0.45)
Net Asset Value, End of Period		$10.31		10.36		10.23		9.89		9.77
Total Return(3):	%	0.46		5.20		9.23		8.53		7.82
Ratios and Supplemental Data:
Net Assets, End of Period (000’s)		$54,003		75,540		46,548		35,231		625
Ratio of Expenses to Average Net Assets	%	0.50	*	0.50		0.50		0.50		0.50
Ratio of Net Investment Income to Average Net Assets	%	1.77	*(4)	2.60	(4)	4.23	(4)	5.00	(4)	6.47	*(4)
Portfolio Turnover Rate	%	143		193		222		217		415

(1)	The information presented for the period ended June 30, 2004 is unaudited.

(2)	The Portfolio commenced operations on April 10, 2000.

(3)	Per share amounts based on average number of shares outstanding during the period.

(4)	Indicates a period in which, as a result of a change in generally accepted accounting principles, the portfolio has reclassified periodic payments made or received under certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the period ending June 30, 2004 by 0.01% and the net investment income per share by $0.00. For consistency, similar reclassifications have been made to prior period amounts, resulting in (reductions) to the net investment income ratio of 0.00%, (0.01)%, 0.00% and (0.01)% and to the net investment income per share of $0.00, $0.00, $0.00, and $0.00 in the fiscal years or periods ending December 31, 2003, 2002, 2001, and 2000, respectively. This change had no impact on the reported net asset value per share for any period.

*	Annualized.

General Information

Following the Reorganization, certain holdings of TS Bond Fund that are transferred to PIMCO Total Return Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs and the realization of taxable gains or losses for PIMCO Total Return Portfolio.

For more information about the Reorganization of the TS Bond Fund, see “Information about the Reorganizations.” For more information about the PIMCO Total Return Portfolio and TS Bond Fund, see “Information about the Reorganizations - Additional Information about the Funds” and “Information about the Reorganizations - Shareholder Information.”

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements

The terms and conditions under which the proposed transactions may be consummated are set forth in the Reorganization Agreements. Significant provisions of the Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreements, copies of which are attached as Appendix A-1 and Appendix A-2.

The Reorganization Agreements provide for the transfer, as of the Closing Date, of all of the assets of each Disappearing Fund in exchange for shares of beneficial interest of the corresponding Surviving Fund and the assumption by each Surviving Fund of the corresponding Disappearing Fund’s liabilities as set forth in that Fund’s statement of assets and liabilities as of the Closing Date. Shares of the Surviving Fund will then be distributed to shareholders of the corresponding Disappearing Fund, as provided for in the Reorganization Agreements. The Disappearing Funds will then be liquidated.

Each shareholder will hold, immediately after the Closing Date, Institutional Class shares of the corresponding Surviving Fund having an aggregate net asset value equal to the aggregate net asset value of the shares in the Disappearing Fund held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of each Surviving Fund generally will not be represented by physical certificates.

Until the Closing Date, shareholders of each Disappearing Fund will continue to be able to redeem their shares, subject to limitations in the contract holder’s variable insurance contracts. Redemption requests received after the Closing Date will be treated as requests received by the corresponding Surviving Fund for the redemption of its shares.

The obligations of the Funds under the Reorganization Agreements are subject to various conditions, including approval of the shareholders of the respective Disappearing Funds. The Reorganization Agreements also require that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreements. The Reorganization Agreements may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix A-1 and Appendix A-2 to review the terms and conditions of the Reorganization Agreements.

Reasons for the Reorganizations

In June 2004, CIGNA Advisors informed the Board of the Disappearing Funds that it had decided to exit the business of managing investment companies. Promptly thereafter, the Trustees who are not “interested persons” of the Disappearing Funds (the “Independent Trustees”), with assistance from CIGNA Advisors, identified approximately 10 firms that appeared to be highly qualified to take over both the investment management and administrative duties then performed by CIGNA Advisors. At the direction of the Independent Trustees, CIGNA Advisors sent to each of these firms a written request for proposal. These requests for proposal solicited information on numerous pertinent topics including each firm’s experience managing investment grade bond portfolios and registered investment companies; investment performance, and fund administration capabilities; biographical data of relevant investment professionals; compliance and regulatory matters; information on funds under their management that represented suitable merger candidates; and firm financial statements. After reviewing responses from approximately 8 firms, the independent CIGNA Trustees selected three firms, including PIMCO, as finalists and on October 12, 2004 conducted in-person interviews with representatives of the three firms.

Following these interviews, the Independent Trustees made a preliminary determination that PIMCO was the best candidate to serve the shareholders of the Disappearing Funds on an ongoing basis, noting, among other factors that PIMCO (i) has a record of superior performance in managing fixed income portfolios; (ii) is an experienced investment manager of registered investment companies, including insurance -dedicated funds; (iii) is a well-capitalized organization with substantial resources; and (iv) has an outstanding reputation as a manager of fixed income securities. The Independent Trustees also concluded that the Reorganizations are in the best interest of shareholders, noting (i) the similarities between the investment objectives and policies of the Disappearing Funds and the PVIT Funds; (ii) the strong performance of the PVIT Funds; (iii) the fact that the PVIT Money Market Fund’s total expense ratio is lower than that of the TS Money Market Fund and the total expense ratio of the PVIT Total Return Fund is the same as that of the TS Bond Fund, after giving effect to applicable fee waivers; and (iv) the willingness of PIMCO to pay certain expenses associated with the Reorganizations. Finally, the Independent Trustees considered the opinion of representatives of Connecticut General Life Insurance Company, the issuer of variable annuity and variable life insurance policies (“Variable Contracts”) that use the Disappearing Funds as underlying investment options, that PIMCO was the most suitable candidate.

It is expected that consolidating operations of the Disappearing Funds with the respective Surviving Funds should generally benefit the shareholders of each of the Funds by permitting shareholders to enjoy the more cost efficient operations of a single fund. In addition, it is expected that the Reorganization will permit the shareholders of each Disappearing Fund to pursue their investment goals in a larger fund (i.e., the Surviving Funds) that have investment objectives, principal investment strategies and investment restrictions that are compatible with those of the corresponding Disappearing Fund. In this regard, a larger fund should enhance the ability of PIMCO to effect portfolio transactions on more favorable terms and give PIMCO greater investment flexibility and the ability to select a larger number of portfolio securities with the attendant benefits of increased diversification.

The proposed Reorganizations were presented to the Board of Trustees of CVPG for consideration at a meeting held on December 20, 2004 and the Board of Trustees of PVIT for consideration at a meeting held on December 17, 2004. For the reasons discussed below, the Board of Trustees of CVPG, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Disappearing Funds, determined that the interests of the shareholders of TS Money Market Fund and TS Bond Fund would not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of each Fund and its shareholders. Likewise, for the reasons set forth below, the Board of Trustees of PVIT, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Surviving Funds, determined that the interests of the shareholders of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio would not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of each Fund and its shareholders.

The Reorganizations will allow TS Bond Fund’s shareholders to continue to participate in a professionally-managed portfolio that invests primarily in investment grade bonds, and TS Money Market Fund’s shareholders to continue to participate in a professionally-managed portfolio that invests primarily in money market securities. Additionally, as shown in the fee table, the proposed Reorganization of the TS Bond Fund is expected to result in the same net operating expenses per share, and the proposed Reorganization of the TS Money Market Fund is expected to result in the lower net operating expenses per share. A list of the PIMCO Funds and the Classes available after the Reorganization is contained in Appendix C.

Board Considerations

The Board of Trustees of each Fund approved the Reorganizations upon consideration of a number of factors, including the following:

•	the relative investment performance of the Surviving Funds as compared to the Disappearing Funds;

•	expense ratios and information regarding fees and expenses of each Fund;

•	the relative size of the Funds and the possibility that the increased asset size of the Reorganized Fund could provide the Fund with more trading leverage and opportunities to purchase larger positions;

•	whether the Reorganization would dilute the interests of their respective Fund’s current shareholders;

•	the similarity of investment objectives and strategies of each Surviving Fund with those of the corresponding Disappearing Fund;

•	that no fees or expenses would be borne by the Funds in connection with the reorganization; and

•	the tax consequences of the Reorganization to each Disappearing Fund and its shareholders, including the tax-free nature of the transaction.

The Board of Trustees of the Disappearing Funds also considered (i) that the expense limitation agreement would continue in effect at least through December 31, 2005, and will automatically renew for one-year terms unless PIMCO provides written notice to PVIT at least 30 days prior to the end of the then-current term; and (ii) that PIMCO will bear the full cost of the proxy solicitation.

The Trustees of TS Money Market Fund and TS Bond Fund recommend that shareholders approve the Reorganizations with and into, respectively, PIMCO Money Market Portfolio and PIMCO Total Return Portfolio.

Tax Considerations

The Reorganizations are intended to qualify for Federal income tax purposes as tax-free reorganizations under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Disappearing Funds nor their shareholders, nor the Surviving Funds nor their shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements. Each Disappearing Fund shareholders’ holding period in the Surviving Fund shares received in the Reorganization will include the Disappearing Fund shares surrendered in the Reorganization provided that they held those shares as capital assets. Disappearing Fund shareholders’ aggregate basis in the Surviving Fund shares received in the Reorganization will be the same as shareholders’ aggregate basis in the Disappearing Fund. As a condition to the Closing of the Reorganizations, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganizations will qualify as tax-free reorganizations for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Expenses of the Reorganization

PIMCO will bear the cost of the Reorganizations, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC.

Servicing Fees

Following the Reorganizations, and subject to their approval, PIMCO will pay Connecticut General Life Insurance Company (“CGLIC”), an affiliate of CIGNA Advisors, a servicing fee of 10 basis points on TS Money Market Fund assets and 15 basis points on TS Bond Fund assets that remain invested in the corresponding PVIT Funds. These servicing fees compensate CGLIC for providing various services to owners of Variable Contracts that use the PVIT Funds as underlying investment options. These fees will be paid by PIMCO out of its advisory fees. They will not result in the imposition of additional fees to shareholders.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

Each Disappearing Fund is a diversified series of CVPG, an open-end management investment company organized as a Massachusetts business trust. CVPG is governed by a Board of Trustees consisting of 5 members.

Each Surviving Fund is a diversified series of PIMCO Variable Insurance Trust, an open-end management investment company organized as a Delaware statutory trust. PIMCO Variable Insurance Trust is governed by a Board of Trustees consisting of 6 members.

For more information on the history of the Funds, see the SAIs.

Distributor

CIGNA Brokerage Services, a division of Prudential Retirement Brokerage Services, Inc., whose address is 280 Trumbull Street, Hartford, CT 06103, is the principal distributor of variable life insurance contracts, the assets of which are invested in part in series of CVPG.

PA Distributors LLC (the “Distributor”), whose address is 2187 Atlantic Street, Stamford CT 06902, is the principal distributor for the Surviving Funds.

Administrative Services

Pursuant to an agreement between CIGNA Advisors and CVPG, on behalf of the TS Bond Fund, CIGNA Advisors currently provides administrative services to the TS Bond Fund.

Pursuant to an administration agreement with PVIT, PIMCO also serves as administrator to the Surviving Funds.

Governing Law

The CIGNA Variable Product Group’s operations are governed by its Master Trust Agreement, By-Laws, and applicable trust laws of the Commonwealth of Massachusetts. PIMCO Variable Insurance Trust’s operations are governed by a similar Trust Instrument and By-Laws, and applicable trust laws of the State of Delaware.

Shareholder Liability

Massachusetts law does not explicitly provide a limitation of liability for shareholders or trustees of a Massachusetts business trust. Under both the CIGNA Variable Product Group’s Master Trust Agreement and By-Laws, the Disappearing Funds indemnify shareholders and former shareholders against loss and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the Disappearing Fund, and not because of such shareholder’s acts or omissions or for some other reason.

Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the New Fund is unable to meet its obligations. Under PIMCO Variable Insurance Trust’s Trust Instrument and By-laws, and the Surviving Funds are required to indemnify shareholders and former shareholders against loss and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the Surviving Funds, and not because of his or her acts or omissions or for some other reason.

Board of Trustees

The CIGNA Variable Product Group and PIMCO Variable Insurance Trust each have a Board of Trustees. The Board of Trustees of the CIGNA Variable Product Group is comprised of five trustees, one of whom is an interested person as that term is defined under the 1940 Act. The Board of Trustees for the PIMCO Variable Insurance Trust has six trustees, two of whom are interested persons as that term is defined under the 1940 Act. For more information, refer to the April 30, 2004 Statement of Additional Information for the Disappearing Funds and the May 1, 2004, as revised September 10, 2004 Statement of Additional Information for the Surviving Funds, which are incorporated by reference into this Proxy Statement/Prospectus.

Shares and Classes

The Disappearing Funds, like the Surviving Funds, are authorized to issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. Each of the Surviving Funds is a separate series of PVIT. The Surviving Funds are separate series of PIMCO Variable Insurance Trust and each Surviving Fund includes more than one class of shares. PIMCO Variable Insurance Trust has reserved the right to create and issue additional classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class.

Shareholder Votes

The CIGNA Variable Product Group’s Master Trust Agreement provides that thirty percent of the outstanding shares entitled to vote shall be a quorum for the transaction of business at shareholders’ meetings. PIMCO Variable Insurance Trust’s Trust Instrument provides that one third of the outstanding shares entitled to vote shall be a quorum for the transaction of business at shareholders’ meetings

Management of the Funds

Investment Advisers. CIGNA Advisors serves as the investment adviser to TS Money Market Fund pursuant to an investment advisory contract between CIGNA Advisors and CIGNA Variable Products Group. CIGNA Advisors’ address is Four TimesSquare, 25th Floor, New York 10036. CIGNA Advisors determines what investments shall be purchased, held, sold or exchanged by the TS Money Market Fund. CIGNA Advisors is also responsible for overall management of the business affairs of the TS Money Market Fund. CIGNA Advisors is a wholly-owned subsidiary of CIGNA Corporation. CIGNA Advisors’ fee for managing the TS Money Market Fund, as a percentage of the fund’s average daily net assets, is 0.35%

PIMCO serves as the investment adviser to PIMCO Money Market Portfolio and PIMCO Total Return Portfolio pursuant to an investment advisory agreement between PIMCO and PIMCO Variable Insurance Trust. PIMCO also serves as investment adviser to and TS Bond Fund pursuant to an interim investment advisory agreement between PIMCO and CVPG. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. PIMCO had approximately $415 billion of assets under management as of September 30, 2004.

PIMCO has overall responsibility for management of, and monitoring the custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services provided to, PIMCO Money Market Portfolio and PIMCO Total Return Portfolio.

PIMCO is majority owned by Allianz Global Investors of America L.P. (“AGI LP”), and minority owned by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current Managing Directors and executive management of PIMCO. The sole general partner of AGI LP is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC has two members, ADAM U.S. Holding LLC, its managing member and Pacific Life Insurance Company. The sole member of ADAM U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc., which owns 99.9% non-managing interest and Allianz Global Investors of America Holdings, Inc., which owns a 0.01% managing interest. Allianz Global Investors of America Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft which is wholly-owned by Allianz Aktiengesellschaft (“Allianz AG”). Allianz of America, Inc. is a wholly-owned subsidiary of Allianz AG. Pacific Life Insurance Company is a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in AGI LP. Allianz AG is a European-based multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in AGI LP.

Portfolio Managers. Paul A. McCulley currently serves as portfolio manager for the PIMCO Money Market Fund. Mr. McCulley has served as Managing Director for PIMCO since 1999.

William H. Gross currently serves as the portfolio manager of the TS Bond Fund. Mr. Gross also serves as portfolio manager for the PIMCO Total Return Portfolio. Mr. Gross has served as Managing Director and Chief Investment Officer for PIMCO since 1997.

Maryann Depreaux currently serves as portfolio manager for the TS Money Market Fund. Ms. Depreaux has served as the fund’s portfolio manager since its inception in 1996, and as a Vice President for CIGNA Advisors since 1995.

Legal Proceedings. On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Dresdner Asset Management of America L.P. (“ADAM”), PIMCO’s parent company, PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and PAD, in connection with the same matter. In the New Jersey Settlement, ADAM, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that ADAM, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, PAD, ADAM, and certain of their affiliates, Pacific Investment Management Series (“PIMS”) and certain of its series, PIMCO: Multi-Manager Series (the “MMS Funds”), and the Trustees of PIMS have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern “revenue sharing” with brokers offering “shelf space” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO, PAD and PIMS believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO, PAD, PEA, the Trust, the Funds, the MMS Funds, the Trustees and/or their affiliates.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against ADAM, PEA, PAD and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and PAD could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, PAD, ADAM and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus/proxy statement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

SHAREHOLDER INFORMATION

The Following Applies to the PIMCO Variable Insurance Trust Portfolios

How PIMCO Variable Insurance Trust Portfolio Shares Are Priced

The NAV of a Portfolio’s Institutional Class shares is determined by dividing the total value of a Portfolio’s investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Except for the PIMCO Money Market Portfolio, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short -term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

The PIMCO Money Market Portfolio’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Portfolios normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolios or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Purchasing PIMCO Variable Insurance Trust Portfolio Shares

Investors do not deal directly with the Funds to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub -accounts of the Separate Account that invest in the Portfolio. As of the date of this proxy/prospectus, shares of the Portfolios are offered for purchase by Separate Accounts to serve as an investment medium for Variable Contracts issued by life insurance companies, and to qualified pension and retirement plans outside of the separate account context. All purchase orders are effected at the net asset value (“NAV”) next determined after a purchase order is received. While the Funds currently do not foresee any disadvantages to Variable Contract Owners if the Portfolios serve as an investment medium for both variable annuity contracts and variable life insurance policies, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds served as an investment medium might at some time be in conflict. However, PVIT’s Board of Trustees and each insurance company with a separate account allocating assets to the Funds are required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Funds, which might force the Funds to sell securities at disadvantageous prices.

PVIT and its distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, or to redeem shares, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of PVIT. The sale of shares will be suspended when trading on the New York Stock Exchange (“NYSE”) is restricted or during an emergency which makes it impracticable for the Portfolios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities Exchange Commission for the protection of investors. In the event that a Fund ceases offering its shares, any investments allocated to the Portfolio will, subject to any necessary regulatory approvals, be invested in another Fund.

An investor should invest in the Funds for long-term investment purposes only. PVIT and PIMCO each reserve the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Institutional Class Shares. Institutional Class shares are offered at NAV without a sales charge to segregated asset accounts (“Separate Accounts”) of insurance companies that fund Variable Contracts and to qualified pension and retirement plans outside of the separate account context.

Each Fund offers two classes of shares: the Institutional Class and the Administrative Class. PIMCO Variable Insurance Trust has adopted an Amended and Restated Multi-Class Plan (“Multi-Class Plan”) pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of the Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Portfolio. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Redeeming PIMCO Variable Insurance Trust Portfolio Shares

Shares may be redeemed without charge on any day that the net asset value is calculated. All redemption orders are effected at the net asset value per share next determined after a redemption request is received. Payment for shares redeemed normally will be made within seven days.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Redemptions of Portfolio shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impractical for the Portfolios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, PVIT may suspend redemption or postpone payment for more than seven days, as permitted by law. In consideration of the best interests of the remaining shareholders, PVIT reserves the right to pay redemption proceeds in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transact ion costs upon the disposition of the securities received in the distribution.

The Following Applies to the CIGNA Variable Products Group Funds

How CIGNA Variable Products Group Fund Shares Are Priced

The price of fund shares is based on each fund’s net asset value. The Funds’ custodian, State Street Bank and Trust Company (“State Street”) calculates the net asset value of each fund by dividing the number of outstanding shares of the fund into the net assets of the fund. Net assets are the excess of a fund’s assets over its liabilities. Net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

The TS Money Market Fund’s investments are valued at amortized cost, which approximates market value, in accordance with rules adopted by the Securities and Exchange Commission. Using the amortized cost valuation method allows the TS Money Market Fund to maintain its net asset value at $1.00 per share. There is no assurance that this method will always be used, or if used, that the net asset value under certain conditions will not deviate from $1.00 per share. If the Board of Trustees deems it inadvisable to continue the practice of maintaining the net asset value of $1.00 per share it may alter this procedure. The fund will notify shareholders prior to any change, unless the change is only temporary, in which case the shareholders will be notified after the change.

The TS Bond Fund values its investments for which market quotations are readily available at market value. They value short-term investments that will mature within 60 days at amortized cost, which approximates market value. They value all other investments and assets at their fair value. The funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value.

Purchase and Redemption of CIGNA Variable Products Group Fund Shares

Shares may be purchased only by Eligible Purchasers. Eligible Purchasers are limited to: (1) those separate accounts established by life insurance companies that serve as the underlying investment vehicles for Variable Contracts; and (2) qualified plans. Shares may not be purchased by individuals or by the general public. The Board of Trustees of CVPG may broaden or limit the definition of Eligible Purchasers. Purchase of shares is subject to acceptance by each fund. Fund shares are sold exclusively to and redeemed by Eligible Purchasers on a continuous basis.

Purchase and redemption orders received by life insurance companies and qualified plans on a given business day from their Variable Contract owners or qualified plan participants, as the case may be, will be effected at the net asset value of the applicable fund on that business day if the orders are received by a fund in proper form and in accordance with applicable requirements on the next business day. It is each Eligible Purchaser’s responsibility to properly transmit purchase and redemption orders and payments in accordance with applicable requirements. Individuals may not place orders directly with a fund. The funds do not issue share certificates. Please refer to the prospectus of your life insurance company’s Variable Contract or qualified plan documents for information on how to invest in a fund.

Investments by Eligible Purchasers in a fund are expressed in terms of full and fractional shares of a fund. All investments in a fund are credited to an Eligible Purchaser’s account immediately upon acceptance of the investment by the fund.

The offering of shares of any fund may be suspended for a period of time and each fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in CIGNA Advisors’ opinion, they would disrupt the management of a fund. In addition, any right of variable contract holders to exchange between funds is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise promote the best interests of the funds, the funds reserve the right to limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange.

Each fund normally pays for shares redeemed within seven days after the life insurance company that issued the Variable Contract or the qualified plan receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when:

•	the NYSE closes for other than weekends and holidays

•	the SEC restricts trading on the NYSE;

•	the SEC determines that an emergency exists, so that a fund’s (1) disposal of investment securities, or (2) determination of net asset value, is not reasonably practicable; or

•	the SEC permits, by order, for the protection of fund shareholders.

CVPG does not foresee any disadvantage to Variable Contract owners arising out of the fact that CVPG offers its shares for products offered by life insurance companies which may or may not be affiliated with each other or that it offers its shares to qualified plans. Nevertheless, the CVPG Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise between Variable Contract owners and participants under qualified plans and to determine what action, if any, should be taken in response. If a conflict were to occur, one or more life insurance company separate accounts or qualified plans might withdraw its investment in a fund. This might force the fund to sell portfolio securities at disadvantageous prices.

The Following Discussion Applies to the PIMCO Variable Insurance Trust Portfolios and the CIGNA Variable Products Group Funds

Dividends, Distributions & Taxes

Dividends and Distributions. The PIMCO Money Market Portfolio and TS Money Market Fund pay dividends from net income, if any, on a monthly basis. The PIMCO Total Return Portfolio pays dividends from net income, if any, on a monthly basis. The TS Bond Fund pays dividends from net income, if any, on an annual basis. Each Fund distributes capital gains, if any, on an annual basis.

Any dividends and distributions paid by each Fund will be automatically reinvested in additional shares of the Fund, unless you elect to receive distributions in cash. A shareholder may elect at any time by writing to the Funds or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election each purchase of shares of a class of Funds is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive his dividends and distributions upon all shares registered in his name and to invest them in full and fractional shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be made to him in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment. You may, upon written request or by completing the appropriate section of the Account Application in the Prospectus, elect to have all dividends and other distributions paid on a Fund invested into a PVIT Fund that offers Institutional Class shares.

If the Reorganization Agreements are approved by Disappearing Fund’s shareholders, then as soon as practicable before the Closing Date, the Disappearing Funds will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Distributions and Federal Income Tax Considerations. Each Fund’s policy is to distribute substantially all of its net investment income and net realized capital gains each year. Generally, a Fund may distribute net realized capital gains only once a year. Each Fund pays these distributions to the life insurance company issuing the variable contract or the qualified plan, which automatically reinvest the distributions in additional Fund shares at no charge.

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains. See the SAI for a more complete discussion.

Each Fund must meet asset diversification requirements under Section 817(h) of the Code and the related regulation of the United States Treasury Department. Each fund intends to comply with these diversification requirements.

The sole shareholders of the Funds are life insurance companies issuing variable contracts and qualified plans. Consequently, this prospectus does not discuss the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to owners of variable contracts and qualified plan participants, including the failure of a Fund to meet the diversification requirements discussed above, see the Prospectus for the variable contract or your qualified plan documents.

PROPOSAL 3: TS Bond Fund Only: To approve an interim investment advisory agreement with Pacific Investment Management Company LLC.

APPROVAL OF INTERIM INVESTMENT ADVISORY AGREEMENT FOR TIMESSQUARE VP CORE

PLUS BOND FUND

Background Information

At a Special Meeting of the Board of Trustees of the Disappearing Funds (“Special Board Meeting”) held on November 16, 2004 in anticipation of the Reorganizations, the Board determined that it would be in the best interest of the TS Bond Fund and its shareholders to terminate the investment management agreement between the Trust, on behalf of the TS Bond Fund, and CIGNA Advisors, and to enter into an investment management agreement between the Trust, on behalf of the TS Bond Fund, and PIMCO, and to appoint PIMCO as investment adviser to the TS Bond Fund until the closing of the Reorganization. This caused the Prior Advisory Agreement to be terminated with respect to the TS Bond Fund as of November 23, 2004.

Rule 15a-4

Rule 15a-4 under the 1940 Act permits an adviser following the termination of a prior investment advisory agreement to act as the investment manager for an investment company under an interim written investment advisory agreement that has not been approved by the fund’s shareholders, provided that the conditions of the Rule are satisfied. Those conditions include, among other things, that: (i) the compensation to be received under the interim investment advisory agreement is no greater than the compensation that the investment manager would have received under the prior advisory contract; (ii) the investment company’s board of trustees, including a majority of the investment company’s Independent Trustees approves an agreement with that investment manager prior to the termination of the prior agreement; (iii) the investment company’s board of trustees, including a majority of its Independent Trustees, determines that the scope and quality of services to be provided to the fund under the interim advisory contract will be at least equivalent to the scope and quality of services provided under the prior advisory contract; (iv) the interim investment advisory agreement provides that the investment company’s board of trustees (or a majority of the investment company’s outstanding voting securities) may terminate the interim investment advisory agreement, without penalty, on not more than 10 days’ prior written notice to the investment manager; (v) the interim investment advisory agreement has a duration of no longer than 150 days following the date on which the previous investment advisory agreement terminated, unless the investment advisory agreement is approved as the fund’s new investment advisory agreement by the fund’s shareholders; (vi) the interim investment advisory agreement contains the same terms and conditions as the prior investment advisory agreement with the exception of (a) its effective and termination dates, (b) any provisions required by the terms of Rule 15a-4 and (c) any other differences found by the investment company’s board of trustees (including a majority of the Independent Trustees) to be immaterial; and (vii) the investment company’s board of trustees and legal counsel meet certain independence requirements.

Board Determinations

In anticipation of the Reorganizations, at the Special Board Meeting, the Board considered whether it would be in the best interest of the TS Bond Fund and its shareholders to continue the investment management relationship between the Trust, on behalf of the TS Bond Fund, and PIMCO until the Reorganization. In determining whether it was appropriate to approve the Interim Advisory Agreement with PIMCO and to recommend that shareholders approve the Interim Advisory Agreement, the Board requested information that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel with respect to its deliberations.

In light of the information requested and presented to the Board at the Special Board Meeting and based on its review of the information requested and provided, the Board, including the Independent Trustees, determined that the Interim Advisory Agreement between the Trust, on behalf of the TS Bond Fund, and PIMCO was consistent with the best interests of the TS Bond Fund and its shareholders. It reaching its determination, the Board considered the following factors among others:

1. The investment management fees payable to PIMCO under the Interim Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, and the comparability of the proposed fee to fees paid by comparable mutual funds;

2. The Interim Advisory Agreement does not increase current investment management fees or overall operating expenses of each Fund;

3. The nature and quality of the investment management services that will be provided by PIMCO to the TS Bond Fund and the expected benefits related to the Reorganization;

4. PIMCO’s representations regarding its staffing and capabilities to manage the TS Bond Fund, including the retention of key personnel with significant portfolio management experience; and

5. The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of PIMCO.

Accordingly, in light of the above considerations and in accordance with Rule 15a-4 under the 1940 Act, the Board, including the Independent Trustees, unanimously approved PIMCO’s appointment as the TS Bond Fund’s investment manager under the terms of the Interim Advisory Agreement between the Trust, on behalf of the TS Bond Fund, and PIMCO. The effective date of that Interim Advisory Agreement was November 23, 2004. Accordingly, PIMCO has been providing TS Bond Fund with investment management services since November 23, 2004.

Under the requirements of Rule 15a-4, the Interim Advisory Agreement must be approved by a majority of each Fund’s outstanding voting securities by April 22, 2005 (i.e., 150 days from the effective date of each Interim Advisory Agreement) for a number of reasons, including: (1) so TS Bond Fund will be able to continue to utilize the investment management services of PIMCO until the Reorganization is completed (assuming that the Reorganization Agreement is approved by shareholders); (2) to permit TS Bond Fund to continue to utilize the investment management services of PIMCO if the Reorganization Agreement is not approved by shareholders; and (3) so PIMCO will be permitted to receive compensation for its continuing investment management services for TS Bond Fund since the commencement of the Interim Advisory Agreement. In light of these reasons and other reasons discussed above, the Board authorized the submission of the Interim Advisory Agreement for approval by TS Bond Fund’s shareholders. In the event that the Interim Advisory Agreement is not approved by the TS Bond Fund’s shareholders, the Board will consider what other actions should be taken by the Board with respect to the management of the Fund.

Interim Advisory Agreement with PIMCO

Other than its effective and termination dates and certain other provisions required by Rule 15a-4, the terms and conditions of the Interim Advisory Agreement do not differ materially from those of the Prior Advisory Agreement.

Under the terms of the Interim Advisory Agreement, PIMCO agrees to furnish continuously an investment program for TS Bond Fund and to determine, subject to the control and periodic review of the Board of Trustees of CVPG, what investments shall be purchased, held, sold or exchanged by the Series and what portion, if any, of the assets of the Series shall be held in cash, cash equivalents or other temporary investments and, on behalf of each Fund, to make changes in the Fund’s investments.

PIMCO agrees to place orders for the purchase and sale of portfolio securities for the account of TS Bond Fund with brokers or dealers selected by PIMCO. In executing portfolio transactions for TS Bond Fund and selecting brokers or dealers, PIMCO will use its best efforts to seek on behalf of the Fund the best overall terms available. In assessing the best overall terms available for any transaction, PIMCO shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, PIMCO may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which PIMCO or an affiliate of PIMCO exercises investment discretion. PIMCO is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a Fund portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, PIMCO determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer—viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

PIMCO will furnish at its own expense or pay the expenses of CVPG for office space in PIMCO’s offices or in such other place as may be agreed upon from time to time, and all necessary office facilities and equipment.

However, the Interim Advisory Agreement contains certain terms and provisions that were not contained in the Prior Advisory Agreement, and certain terms and provisions that were contained in the Prior Advisory Agreement are not contained in the Interim Advisory Agreement. Certain of these changes are in response to recent legislative and regulatory developments, such as the Sarbanes-Oxley Act of 2002.

Unlike the Prior Advisory Agreement, however, PIMCO will not be obligated to provide executive or other personnel for the management of the affairs of the Trust, including personnel to perform clerical, bookkeeping, accounting and other office functions. PIMCO will not be responsible to provide information and services required in connection with the preparation of registration statements and prospectuses, including amendments and revisions thereof, all annual, semiannual and periodic reports, and notices and proxy solicitation material furnished to shareholders of the Funds, or to holders of Variable Contracts funded by shares of the Funds, as the case may be, or to regulatory authorities. CIGNA Advisors provides the TS Bond Fund with these administrative services and receives an annual fee of 0.05% of TS Bond Fund’s Assets.

Unlike the Prior Advisory Agreement, the Interim Advisory Agreement provides that PIMCO will not be liable to CVPG or any shareholder of CVPG for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the agreement and PIMCO agrees to indemnify and hold CVPG and the TS Bond Fund harmless against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) with respect to any and all damages CVPG or a Fund may sustain directly resulting from the PIMCO’s willful misfeasance, bad faith, gross negligence, reckless disregard of its obligations hereunder or a material breach of the agreement.

For its services, PIMCO would be entitled to receive a fee calculated at an annual rate of 0.50% of the average daily net assets of the TS Bond Fund, which will be calculated daily and paid monthly in arrears. This is the same rate that was paid under the Prior Advisory Agreement.

The Interim Advisory Agreement has an initial term of 150 days. Upon approval of the Interim Advisory Agreement by shareholders, the Interim Advisory Agreement will continue thereafter from year to year, if its continuance is specifically approved each subsequent year by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the Series or by the Board of Trustees of CVPG, and in either event by a majority of the Trustees of CVPG who are not parties to the Agreement or interested persons (within the meaning of the 1940 Act) of CVPG or the Adviser, such Trustees voting in person at a meeting called for such purpose. The Interim Advisory Agreement may at any time be terminated without the payment of any penalty on 60 days’ written notice to the Adviser either by vote of the CVPG Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, or by the Adviser on 90 days’ written notice to CVPG. The Interim Advisory Agreement would automatically terminate in the event of its assignment (as that term is defined in the 1940 Act) or upon completion of the Reorganization, if the Reorganization Agreement is approved by shareholders. If shareholders vote (based on voting instructions provided by Affected Contract owners) to approve both the proposed Reorganization and the Interim Advisory Agreement, it is contemplated that PIMCO will continue to manage the Fund pursuant to the Interim Advisory Agreement through the Closing Date of the Reorganization. If the Interim Advisory Agreement is approved, but the Reorganization is not approved by shareholders, PIMCO will continue to provide investment management services to the Fund. However, if the Reorganization Agreement is not approved by shareholders, the Board will take such further action as it deems to be in the best interests of the Fund and its shareholders.

The foregoing discussion is qualified in its entirety by reference to the attached form of the Interim Advisory Agreement.

THE BOARD RECOMMENDS THAT SHAREHOLDERS OF THE FUND APPROVE THE PROPOSED INTERIM ADVISORY AGREEMENT, A COPY OF WHICH IS ATTACHED AS APPENDIX B.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement with its enclosures on or about February 15, 2005. In addition to the solicitation of proxies by mail, employees of CIGNA Advisors and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. The estimated cost of the proxy solicitation is $20,000. PIMCO will bear all of the cost of the proxy solicitation.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Disappearing Fund, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization, “FOR” approval of the Interim Advisory Agreement, and may vote in their discretion with respect to other matters not now known to the Board of Trustees of the Disappearing Funds that may be presented at the Special Meeting.

Each separate account of Connecticut General Life Insurance Company that owns shares of the Disappearing Funds will vote shares of the Disappearing Funds in accordance with voting instructions received from variable annuity and variable life insurance policy owners (collectively, the “contract owners”) for whose accounts the shares of the Disappearing Funds are held. Accordingly, this proxy statement will be used by Connecticut General Life Insurance Company to obtain voting instructions from contract owners.

In the event that you give no voting instructions, Connecticut General Life Insurance Company will vote the shares of the Disappearing Fund attributable to you in the same proportion as the shares of the Disappearing Fund for which it has received instructions from other contract owners. As a result, a small number of voting contract holders could determine the outcome of the vote if the other contract holders fail to vote.

Voting Rights

As a shareholder of a Disappearing Fund you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

Only shareholders of a Disappearing Fund at the close of business on February 4, 2005 (the “Record Date”) will be entitled to be present and give voting instructions for such Disappearing Fund at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, [            ] shares of TS Bond Fund and [            ] shares of TS Money Market Fund were outstanding and entitled to vote.

Approval of each Reorganization Agreement and each Interim Advisory Agreement requires the vote, if a quorum is present, of the lesser of (i) 67% or more of the voting securities present, provided that more than thirty percent of the outstanding voting securities are present in person or represented by proxy at the Special Meeting, or (ii) more than 50% of the outstanding voting securities. Holders of a majority of outstanding shares present in person or by proxy to constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote who are present in person or by proxy may adjourn the meeting from time to time until a quorum is present.

To the knowledge of CIGNA Advisors, as of December 31, 2004, no current Trustee owns 1% or more of the outstanding shares of either Fund, and the officers and Trustees own, as a group, less than 1% of the shares of either Disappearing Fund.

Connecticut General Life Insurance Company owns 100% of the outstanding shares of TS Money Market Fund and TS Bond Fund.

Other Matters to Come Before the Special Meeting

Neither Disappearing Fund knows of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Neither Disappearing Fund is required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by each Disappearing Fund’s management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

Reports to Shareholders

PIMCO will furnish, without charge, a copy of the most recent Annual Report regarding the PVIT Portfolios and any more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to the Fund at PIMCO Variable Insurance Trust, 840 Newport Center Drive, Newport Beach, CA 92660 or by calling 1-800-927-4648.

CIGNA Advisors will furnish, without charge, a copy of the most recent Annual Report regarding the CVPG Funds and any more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to the Fund at CIGNA Variable Products Group, c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, H10G, Hartford, CT 06103 or by calling 1-800-528-6718.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

Secretary

February 23, 2005
280 Trumbull Street, H16C Hartford, CT 06103

TIMESSQUARE VP CORE PLUS BOND FUND

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON MARCH 22, 2005. THIS PROXY IS

SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The owner of a variable life insurance policy or variable annuity contract (collectively, “variable contracts”) funded by separate accounts of Connecticut General Life Insurance Company (“CGLIC”), hereby instructs CGLIC, on behalf of the pertinent variable contracts, to vote the shares of the TimesSquare VP Core Plus Bond Fund, a series of CIGNA Variable Products Group (“CVPG” ( the “Fund”), attributable to his or her variable contract at the special meeting of shareholders of the Fund to be held at 8:30 a.m., local time, on March 22, 2005, at 280 Trumbull Street, Hartford, CT 06103, and at any adjournment thereof, as indicated below with respect to the matters referred to in the proxy statement or the meeting, and in the discretion of CVPG upon such other matters as may properly come before the meeting or any adjournment thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Please indicate your vote by an “x” in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of TimesSquare VP Core Plus Bond Fund, a series of CIGNA Variable Products Group by PIMCO Total Return Portfolio, a series of PIMCO Variable Insurance Trust, in exchange for Institutional Class shares of beneficial interest of PIMCO Total Return Portfolio, and the assumption by PIMCO Total Return Portfolio of the known liabilities of TimesSquare VP Core Plus Bond Fund; and

For [ ]	Against [ ]	Abstain [ ]

2. To approve an interim investment advisory agreement with Pacific Investment Management Company LLC.

For [ ]	Against [ ]	Abstain [ ]

This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Signature	Date

Signature (if held jointly)	Date

CIGNA Variable Products Group
280 Trumbull Street, H10G
Hartford, CT 06103

TIMESSQUARE VP MONEY MARKET FUND

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON MARCH 22, 2005. THIS PROXY IS

SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The owner of a variable life insurance policy or variable annuity contract (collectively, “variable contracts”) funded by separate accounts of Connecticut General Life Insurance Company (“CGLIC”), hereby instructs CGLIC, on behalf of the pertinent variable contracts and qualified plans, to vote the shares of the TimesSquare VP Money Market Fund, a series of CIGNA Variable Products Group (“CVPG”) (the “Fund”), attributable to his or her variable contract at the special meeting of shareholders of the Fund to be held at 8:30 a.m., local time, on March 22, 2005, at 208 Trumbull Street, Hartford, CT 06103, and at any adjournment thereof, as indicated below with respect to the matters referred to in the proxy statement or the meeting, and in the discretion of CVPG upon such other matters as may properly come before the meeting or any adjournment thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Please indicate your vote by an “x” in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of TimesSquare VP Money Market Fund. a series of CIGNA Variable Products Group by PIMCO Money Market Portfolio, a series of PIMCO Variable Insurance Trust, in exchange for Institutional Class shares of beneficial interest of PIMCO Money Market Portfolio, and the assumption by PIMCO Money Market Portfolio of the known liabilities of TimesSquare VP Money Market Fund; and

For [ ]	Against [ ]	Abstain [ ]

This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Signature	Date

Signature (if held jointly)	Date

CIGNA Variable Products Group
280 Trumbull Street, H10G
Hartford, CT 06103

APPENDIX A-1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this                      day of             , 2004, by and between PIMCO Variable Insurance Trust (“PVIT”), a Delaware statutory trust with its principal place of business at 840 Newport Center Drive, Newport Beach, California 92660, on behalf of its series, PIMCO Money Market Portfolio (the “Acquiring Fund”), and CIGNA Variable Products Group (“CVPG”), a Massachusetts business trust with its principal place of business at 280 Trumbull Street, H10G, Hartford, CT 06103, on behalf of its series, TimesSquare VP Money Market Fund (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Institutional Class shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of PVIT have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund described in paragraph 1.3 by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Trustees of CVPG have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefore: (i) to deliver to the Acquired Fund the number of full and fractional Institutional Class Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

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1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s statement of assets and liabilities as of the Closing Date delivered by CVPG, on behalf of the Acquired Fund, to PVIT, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, Institutional Class shares of the Acquiring Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Institutional Class Shares of the Acquiring Fund to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of the Institutional Class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2. The net asset value of an Acquiring Fund Institutional Class Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by PVIT’s Board of Trustees.

2.3. The number of the Acquiring Fund Institutional Class Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent accountants.

3.	CLOSING AND CLOSING DATE

3.1. The Closing Date shall be March 23, 2005, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as

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of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2. The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment CVPG Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Acquired Fund shall direct Boston Financial Data Services (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the PVIT Board of Trustees or the CVPG Board of Trustees, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of CVPG, CVPG, on behalf of the Acquired Fund, represents and warrants to PVIT as follows:

(a) The Acquired Fund is duly organized as a series of CVPG, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts, with power under CVPG’s Master Trust Agreement to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) CVPG is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to

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the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of CVPG’s Master Trust Agreement or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which CVPG, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which CVPG, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by PVIT, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. CVPG, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated [                    ] have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since [                    ] there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

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(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of CVPG, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The information in the proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of PVIT, PVIT, on behalf of the Acquiring Fund, represents and warrants to CVPG as follows:

(a) The Acquiring Fund is duly organized as a series of PVIT, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under PVIT to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) PVIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

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(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of PVIT’s Trust Instrument or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which PVIT, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which PVIT, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by CVPG, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against PVIT, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. PVIT, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund dated December 31, 2003 have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since December 31, 2003 there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

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(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by PVIT and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of PVIT, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Acquiring Fund Institutional Class Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by PVIT for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Fund covenants that the Acquiring Fund Institutional Class Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”) which will include the Proxy Statement referred to in paragraph 4.1(p),

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all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Institutional Class Shares received at the Closing.

5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. CVPG, on behalf of the Acquired Fund, covenants that CVPG will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as PVIT, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) CVPG’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) CVPG’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of CVPG, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at CVPG’s election, to the performance by PVIT, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of PVIT, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. PVIT shall have delivered to CVPG a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to CVPG and dated as of the Closing Date, to the effect that the representations and warranties of PVIT, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as CVPG shall reasonably request;

6.3. PVIT, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by PVIT, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of PVIT, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at PVIT’s election, to the performance by CVPG, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of CVPG, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

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7.2. CVPG shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of CVPG;

7.3. CVPG shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to PVIT and dated as of the Closing Date, to the effect that the representations and warranties of CVPG, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as PVIT shall reasonably request;

7.4. CVPG, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by CVPG, on behalf of the Acquired Fund, on or before the Closing Date;

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

7.7 All securities acquired by the Acquired Fund shall comply with the Acquiring Fund’s investment restrictions.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to CVPG, on behalf of the Acquired Fund, or PVIT, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of CVPG’s Master Trust Agreement, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the PVIT nor CVPG may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by PVIT or CVPG to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no

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investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Dechert LLP addressed to CVPG and PVIT substantially to the effect that based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of PVIT and CVPG. Notwithstanding anything herein to the contrary, neither PVIT nor CVPG may waive the condition set forth in this paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES

9.1. CVPG, on behalf of the Acquired Fund, and PVIT, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Fund, [excluding any expenses related to the dissolution of the remaining shell of the Acquired Fund, which shall be borne by the adviser to the Acquired Fund]. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. PVIT and CVPG agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [April 30], 2005, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of CVPG and PVIT; provided, however, that following the meeting of the shareholders of the Acquired Fund called by CVPG pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Institutional Class Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

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13.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to PVIT, 840 Newport Center Drive, Newport Beach, CA 92660, attn: Garlin G. Flynn, and to CIGNA Variable Products Group, c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, H16C, Hartford, CT 06103, attn: Jeffrey S. Winer, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Robert W. Helm.

14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of CVPG personally, but shall bind only the trust property of the Acquired Fund, as provided in the Master Trust Agreement of CVPG. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

PIMCO VARIABLE INSURANCE TRUST on behalf of its PIMCO MONEY MARKET PORTFOLIO series
Attest:

SECRETARY	By:

Title:

CIGNA VARIABLE PRODUCTS GROUP on behalf of its TIMESSQUARE VP MONEY MARKET FUND series
Attest:

SECRETARY	By:

Title:

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APPENDIX A-2

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this      day of                     , 2004, by and between PIMCO Variable Insurance Trust (“PVIT”), a Delaware statutory trust with its principal place of business at 840 Newport Center Drive, Newport Beach, California 92660, on behalf of its series, PIMCO Total Return Portfolio (the “Acquiring Fund”), and CIGNA Variable Products Group (“CVPG”), a Massachusetts business trust with its principal place of business at 280 Trumbull Street, H10G, Hartford, CT 06103, on behalf of its series, TimesSquare VP Core Plus Bond Fund (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Institutional Class shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of PVIT have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund described in paragraph 1.3 by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Trustees of the CVPG have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.2. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefore: (i) to deliver to the Acquired Fund the number of full and fractional Institutional Class Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

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1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s statement of assets and liabilities as of the Closing Date delivered by the CVPG, on behalf of the Acquired Fund, to PVIT, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, Institutional Class shares of the Acquiring Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Institutional Class Shares of the Acquiring Fund to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of the Institutional Class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.7. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.8. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2. The net asset value of an Acquiring Fund Institutional Class Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the PVIT’s Board of Trustees.

2.5. The number of the Acquiring Fund Institutional Class Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.6. All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent accountants.

3.	CLOSING AND CLOSING DATE

3.1. The Closing Date shall be March 23, 2005, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as

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of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2. The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment CVPG Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Acquired Fund shall direct Boston Financial Data Services (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the PVIT Board of Trustees or the CVPG Board of Trustees, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the CVPG, the CVPG, on behalf of the Acquired Fund, represents and warrants to PVIT as follows:

(a) The Acquired Fund is duly organized as a series of CVPG, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts, with power under CVPG’s Master Trust Agreement to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) CVPG is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to

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the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of CVPG’s Master Trust Agreement or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which CVPG, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which CVPG, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by PVIT, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The CVPG, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated [                    ] have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since [                    ], there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

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(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the CVPG, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The information in the proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of PVIT, PVIT, on behalf of the Acquiring Fund, represents and warrants to the CVPG as follows:

(a) The Acquiring Fund is duly organized as a series of PVIT, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under PVIT to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) PVIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

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(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of PVIT’s Trust Instrument or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which PVIT, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which PVIT, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by the CVPG, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against PVIT, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. PVIT, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund dated December 31, 2003 have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since December 31, 2003 there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

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(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by PVIT and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of PVIT, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Acquiring Fund Institutional Class Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by PVIT for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Fund covenants that the Acquiring Fund Institutional Class Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”) which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

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5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Institutional Class Shares received at the Closing.

5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. The CVPG, on behalf of the Acquired Fund, covenants that the CVPG will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as PVIT, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the CVPG’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the CVPG’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the CVPG, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the CVPG’s election, to the performance by PVIT, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of PVIT, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. PVIT shall have delivered to the CVPG a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the CVPG and dated as of the Closing Date, to the effect that the representations and warranties of PVIT, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the CVPG shall reasonably request;

6.3. PVIT, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by PVIT, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of PVIT, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at PVIT’s election, to the performance by the CVPG, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the CVPG, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

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7.2. The CVPG shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the CVPG;

7.3. The CVPG shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to PVIT and dated as of the Closing Date, to the effect that the representations and warranties of the CVPG, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as PVIT shall reasonably request;

7.4. The CVPG, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the CVPG, on behalf of the Acquired Fund, on or before the Closing Date;

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

7.7 All securities acquired by the Acquired Fund shall comply with the Acquiring Fund’s investment restrictions.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the CVPG, on behalf of the Acquired Fund, or PVIT, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of CVPG’s Master Trust Agreement, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the PVIT nor the CVPG may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by PVIT or the CVPG to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no

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investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Dechert LLP addressed to the CVPG and PVIT substantially to the effect that based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of PVIT and the CVPG. Notwithstanding anything herein to the contrary, neither PVIT nor the CVPG may waive the condition set forth in this paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES

9.1. CVPG, on behalf of the Acquired Fund, and PVIT, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Fund, [excluding any expenses related to the dissolution of the remaining shell of the Acquired Fund, which shall be borne by the adviser to the Acquired Fund]. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. PVIT and the CVPG agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [April 30], 2005, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the CVPG and PVIT; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the CVPG pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Institutional Class Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

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13.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to PVIT, 840 Newport Center Drive, Newport Beach, CA 92660, attn: Garlin G. Flynn, and to CIGNA Variable Products Group, c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, H16C, Hartford, CT 06103, attn: Jeffrey S. Winer, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Robert W. Helm.

14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the CVPG personally, but shall bind only the trust property of the Acquired Fund, as provided in the Master Trust Agreement of the CVPG. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

PIMCO VARIABLE INSURANCE TRUST on behalf of its
PIMCO TOTAL RETURN PORTFOLIO series

Attest:

SECRETARY	By:

Title:

CIGNA VARIABLE PRODUCTS GROUP on behalf of its
TIMESSQUARE VP CORE PLUS BOND FUND series

Attest:

SECRETARY	By:

Title:

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APPENDIX B

INTERIM INVESTMENT ADVISORY AGREEMENT

AGREEMENT made as of the 23rd day of November, 2004 between PACIFIC INVESTMENT MANAGEMENT COMPANY LLC, a Delaware limited liability company having its principal place of business in Newport Beach, California (the “Adviser”) and CIGNA VARIABLE PRODUCTS GROUP, a Massachusetts business trust having its principal place of business in Newton, Massachusetts (the “Trust”).

WHEREAS, the Trust is engaged in business as an open-end management investment company and is so registered under the Investment Company Act of 1940 (the “1940 Act”); and

WHEREAS, the Adviser is engaged in the business of rendering investment management services and is so registered under the Investment Advisers Act of 1940; and

WHEREAS, the Trust operates as a “series company” as contemplated by Rule 18f-2 under the 1940 Act and is authorized to issue shares of beneficial interest (“Shares”) in separate series with each such series representing interest in a separate portfolio of securities and other assets; and

WHEREAS, the Trust desires to engage the Adviser to serve as the investment adviser for the TimesSquare VP Core Plus Bond Fund, a series of the Trust (the “Series”), and the Adviser has agreed to serve in that capacity.

NOW, THEREFORE, WITNESSETH: That it is hereby agreed between the parties hereto as follows:

1. The Trust hereby appoints the Adviser to act as manager and investment adviser to the Series for the period and on the terms herein set forth, subject to the control of the Board of Trustees of the Trust. The Adviser hereby accepts such appointment and agrees during such period, at its own expense, to render the services and to assume the obligations herein set forth for the compensation herein provided.

2. (a) The Adviser, at its expense, and subject to the supervision of the Board of Trustees of the Trust, will (i) provide a program of continuous investment management for the Series with regard to the investments by the Series in fixed income securities and other assets in accordance with the investment objectives, policies and limitations applicable to the Series as stated in the prospectus and Statement of Additional Information included as part of the Trust’s Registration Statement filed with the Securities and Exchange Commission (“SEC”), as they may be amended from time to time (“Registration Statement”), copies of which shall be provided to the Adviser by the Trust; and (ii) place orders to purchase and sell fixed income securities and other assets for the Series. The Adviser is authorized on behalf of the Trust to enter into agreements and execute any documents required to make investments permitted by this Section.

The Adviser’s investment authority shall include the authority to purchase, sell, cover open positions, and generally to deal in financial futures contracts and options thereon, in accordance with the investment objective, policies and restrictions applicable to the Series as stated in the Registration Statement.

The Adviser will assist the Trust in: (i) opening and maintaining brokerage accounts for financial futures and options (such accounts hereinafter referred to as “brokerage accounts”) on behalf of and in the name of the Series and (ii) executing for and on behalf of the Series, standard customer agreements with a broker or brokers. The Adviser may, using such of the securities and other property of the Series as the Adviser deems necessary or desirable, direct the custodian to deposit on behalf of the Series, original and maintenance brokerage deposits and otherwise direct payments of cash, cash equivalents and securities and other property into such brokerage accounts and to such brokers as the Adviser deems desirable or appropriate.

The Adviser has delivered to the Trust a copy of its Disclosure Document dated September 1, 2004, on file with the Commodity Futures Trading Commission. The Trust hereby acknowledges receipt of such copy.

(b) The Adviser, at its own expense, shall place orders for the purchase and sale of portfolio securities for the account of the Series with brokers or dealers selected by the Adviser. In executing portfolio transactions for the Series and selecting brokers or dealers, the Adviser will use its best efforts to seek on behalf of the Series the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Series and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a Series portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer—viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

(c) Provided the investment objectives of the Series are adhered to, the Trust agrees that the Adviser may aggregate sales and purchase orders of securities, commodities and other investments held in the portfolio of the Series with similar orders being made simultaneously for other accounts managed by the Adviser or with accounts of the affiliates of Adviser, if in the Adviser’s reasonable judgment such aggregation shall result in an overall economic benefit to the Series taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses. The Trust acknowledges that the determination of such economic benefit to the Series by the Adviser represents the Adviser’s evaluation that the Series is benefited by relatively better purchase or sales prices, lower commission expenses and beneficial timing of transactions or a combination of these and other factors.

(d) The Trust agrees that the Adviser shall be solely responsible for voting all proxies solicited by or with respect to the issuers of securities in which assets of the Series may be invested by the Adviser. The Adviser shall maintain a record of how the Adviser voted and such record shall be available to the Trust upon its request. It is further understood that Adviser need not and is not required to accept any direction concerning the voting of proxies from the Trust. The right of adviser to vote proxies shall continue until the earlier of the termination of the Agreement or such time as the Trust specifically revokes Adviser’s authority to vote proxies and specifically reserves such right to the Trust or to another.

3. In addition to performing at its own expense the obligations set forth in paragraph 2 hereof, the Adviser shall furnish at its own expense or pay the expenses of the Trust for office space in the offices of the Adviser or in such other place as may be agreed upon from time to time, and all necessary office facilities and equipment;

4. Except as otherwise agreed by the Adviser, nothing in paragraph 3 hereof shall require the Adviser to bear, or to reimburse the Trust for:

(a) any of the costs of printing and mailing proxy materials relating to the Series;

(b) the costs of printing and mailing of sales literature, prospectuses and offering circulars required by regulatory authorities;

(c) compensation of Trustees of the Trust who are not directors, officers or employees of the Adviser, CIGNA Corporation or any of its affiliates;

(d) registration, filing and other fees in connection with requirements of regulatory authorities;

(e) the charges and expenses of the Custodian appointed by the Trust for custodial, paying agent, transfer agent and plan agent services;

(f) charges and expenses of independent accountants retained by the Trust;

(g) charges and expenses of any transfer agents and registrars appointed-by the Trust;

(h) issue and transfer taxes, brokers’ commissions and dealers’ concessions chargeable to the Trust in connection with securities transactions to which the Trust is a party, including any portion of such commissions attributable to research and brokerage services as defined by Section 28(e) of the Securities Exchange Act of 1934, as amended from time to time;

(i) taxes and corporate fees payable by the Trust to federal, state or other governmental agencies;

(j) the cost of share certificates (if any) representing shares of the Series;

(k) legal fees and expenses in connection with the affairs of the Trust, including registering and qualifying its shares with federal and state regulatory authorities; and

(l) expenses of shareholders’ and trustees’ meetings.

5. Notwithstanding the provisions of Paragraphs 3 and 4, Adviser shall indemnify the Trust against any expense of personnel of the Adviser, or any affiliate of the Adviser, which might otherwise have been charged to the Trust under any provision of this Agreement or of the Distribution Agreement between the Trust and its principal underwriter.

6. The Adviser agrees to hold the Trust harmless with respect to any and all damages the Trust may sustain resulting from any dishonest act of any employee or agent of the Adviser. This Paragraph 6 is in addition to, and not by way of limitation of, any other rights of indemnification which the Trust may have hereunder or otherwise.

The Adviser and its officers, directors, employees, agents, representatives or persons controlling or controlled by it shall not be liable to the Trust or any shareholder of the Trust for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Series, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and Adviser agrees to indemnify and hold the Trust and the Series harmless against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) with respect to any and all damages the Trust or Series may sustain directly resulting from the Adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its obligations hereunder or a material breach of this agreement.

7. The services of the Adviser to the Trust hereunder are not to be deemed exclusive and the Adviser shall be free to render similar service to others so long as its services hereunder are not impaired or interfered with thereby.

8. The Trust shall pay the Adviser as full compensation for all services rendered and all facilities furnished hereunder as to the Series a management fee for the Series determined in accordance with Schedule A attached hereto.

9. It is understood that trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser as directors, officers, shareholders or otherwise, that directors, officers, agents and shareholders of the Adviser are or may be interested in the Trust as trustees, officers, shareholders or otherwise, that the Adviser may be interested in the Trust as a shareholder or otherwise, and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Declaration of Trust of the Trust and the Certificate of Incorporation of the Adviser, respectively, or by specific provision of applicable law.

10. (a) This Agreement will take effect on the date hereof. This Agreement shall thereafter continue in full force and effect from year to year, if its continuance is specifically approved each subsequent year by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the Series or by the Board of Trustees of the Trust, and in either event by a majority of the Trustees of the Trust who are not parties to the Agreement or interested persons (within the meaning of the 1940 Act) of the Trust or the Adviser, such Trustees voting in person at a meeting called for such purpose; provided, however, that:

(b) This Agreement may at any time be terminated without the payment of any penalty on 60 days’ written notice to the Adviser either by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Series.

(c) This Agreement shall immediately terminate in event of its assignment (as that term is defined in the 1940 Act).

(d) This Agreement may be terminated by the Adviser on 90 days’ written notice to the Trust.

11. INTERIM CONTRACT PROVISIONS. Notwithstanding any other provision of this Agreement:

(a) Prior to this Agreement being approved by a vote of a majority of the Trust’s outstanding voting securities in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”): (i) in no event shall compensation paid to the Adviser hereunder exceed the amount permitted by Rule 15a-4 under the 1940 Act; (ii) all fees payable to the Adviser hereunder shall be held in an interest-bearing escrow account with the Trust’s custodian or a bank (the “Escrow Account”); and (iii) this Agreement may be terminated at any time without the payment of any penalty, by vote of the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Series on 10 days’ prior written notice to the Adviser. Funds held in the Escrow Account, including interest earned, shall be paid to the Adviser promptly after approval of this Agreement by the vote of a majority of the Company’s outstanding voting securities in accordance with the 1940 Act, provided that such approval is obtained no later than 150 days after the date of this Agreement.

(b) If this Agreement is not approved by a vote of a majority of the Trust’s outstanding voting securities within the time period stated above in (a), (i) this Agreement shall immediately terminate; and (ii) the Adviser shall receive from the Escrow Account the lesser of: (A) the sum of the amount of any costs incurred by the Adviser in performing its duties under this Agreement prior to such termination plus any interest earned on that amount, and (B) the sum of the amount deposited in the Escrow Account plus any interest earned on that amount.

12. (a) Any notice under this Agreement shall be in writing, addressed and delivered or mailed postage prepaid to the other party at such address as such other party may designate for the receipt of such notices. Until further notice to the other party, it is agreed for this purpose that the address of the Adviser and the Trust shall be the address stated below.

Adviser:

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Fax: 949-720-1376

Attention: Chief Legal Officer

cc: Scott Roney

Trust:

c/o TimesSquare Capital Management, Inc.

280 Trumbull Street, H16C, Hartford, CT 06103

Fax: 860.757,7581

Attention: Jeffrey S. Winer

cc: Al Bingham

(b) The Adviser is expressly authorized to rely upon any and all instructions, approvals and notices given on behalf of the Trust by any one or more of those persons designated as representatives of the Trust whose names, titles and specimen signatures appear in Schedule “B” attached hereto. The Trust may amend such Exhibit B from time to time by written notice to the Adviser. The Adviser shall continue to rely upon these instructions until notified by the Trust to the contrary.

13. Copies of the Master Trust Agreement, as amended, establishing CIGNA Variable Products Group (the “Trust”) are on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Master Investment Advisory Agreement is executed on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of or arising out of this Master Investment Advisory Agreement are not binding upon any of the Trustees, officers, shareholders, employees or agents of the Trust individually but are binding only upon the assets and property of the Trust.

14. Concurrently with the execution of this Agreement, the Adviser is delivering to the Trust a copy of Part II of its Form ADV, as revised, on file with the Securities and Exchange Commission. The Trust acknowledges receipt of such copy.

15. This Agreement shall be governed by the laws of the State of California, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act, or rules or orders of the SEC thereunder.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate as of the day and year first above written.

CIGNA VARIABLE PRODUCTS GROUP

By	/S/
	Name:	Jeffrey S. Winer
	Title:	Vice President

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

By	/S/
	Name:	William R. Benz
	Title:	Managing Director

Compensation Schedule for the Series:

Schedule A

The Trust shall pay the Adviser as full compensation for all services rendered and all facilities furnished hereunder, a management fee for the Series by applying the annual rate of 0.50% to the average daily net asset value of the Series for the calendar year, computed in the manner used for the determination of the offering price of Shares of the Series. The fee accrued as of the end of each month shall be paid no later than the 15th of the following month.

APPENDIX C

PVIT PORTFOLIOS

Below is a list of the PVIT Funds and the Classes of shares of each Fund that are expected to be offered at or shortly after the Reorganization. All of the Funds listed below may not be available in all variable insurance products.

Fund	Classes Offered

PIMCO Emerging Markets Bond Portfolio	Institutional, Administrative
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	Institutional, Administrative
PIMCO Global Bond Portfolio (Unhedged)	Institutional, Administrative
PIMCO High Yield Portfolio	Institutional, Administrative
PIMCO Long-Term U.S. Government Portfolio	Institutional, Administrative
PIMCO Low Duration Portfolio	Institutional, Administrative
PIMCO Money Market Portfolio	Institutional, Administrative
PIMCO Real Return Portfolio	Institutional, Administrative
PIMCO Short-Term Portfolio	Institutional, Administrative
PIMCO Total Return Portfolio	Institutional, Administrative
PIMCO Total Return Portfolio II	Institutional, Administrative
PIMCO All Asset Portfolio	Institutional, Administrative, Advisor, M
PIMCO CommodityRealReturn Strategy Portfolio	Institutional, Administrative
PIMCO StocksPLUS Growth and Income Portfolio	Institutional, Administrative
PIMCO StocksPLUS Total Return Portfolio	Institutional, Administrative

C-1

APPENDIX D

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of December 20, 2004:

TimesSquare VP Money Market Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership**	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Connecticut General Life Insurance Company 900 Cottage Grove Rd., Bloomfield, CT 06002		100%	94.68%

PIMCO Money Market Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Allianz Global Investors of America L.P. 888 San Clemente Drive Suite 100 Newport Beach CA 92660	100% of the Institutional Class Shares	0.04%	0.00%

Lincoln Benefit Life Nebraska Service Center 2940 S. 84th St, Lincoln NE 68506	96.69% of the Administrative Class Shares	96.66%	5.14%

TimesSquare VP Core Plus Bond Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership**	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Connecticut General Life Insurance Company 900 Cottage Grove Rd., Bloomfield, CT 06002		100%	4.41%

PIMCO Total Return Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Transamerica Life Insurance Co Advantage V Colt, Individual Variable Acct 2220 EMD Operational Accounting, 4333 Edgewood Rd NE Cedar Rapids IA 52499	64.08% of the Institutional Class Shares	1.67%	1.60%

Western Reserve Life Assurance Co of Ohio Advantage IV EMD Operational Accounting 4333 Edgewood Rd NE Cedar Rapids IA 52499	35.57% of the Institutional Class Shares	0.93%	0.89%

Merrill Lynch, Pierce, Fenner, & Smith for the sole Benefit of its Shareholders 4800 Deer Lake Drive East Jacksonville FL 32246	17.50% of the Administrative Class Shares	17.04%	16.29%

Allianz Life Ins Co of North America Attn Variable Products Financial 5701 Golden Hills Dr. Minneapolis MN 55416-1297	17.25% of the Administrative Class Shares	16.80%	16.06%

Travelers Insurance Company Attn Shareholders Accounting Unit PO Box 990027 Hartford CT 06199-0027	13.73% of the Administrative Class Shares	13.37%	12.78%

GE Life and Annuity Assurance Company Attn Variable Accounting 6610 West Broad St. Richmond VA 23230	11.78% of the Administrative Class Shares	11.48%	10.97%

Travelers Life and Annuity Company Attn Shareholders Accounting Unit PO Box 990027 Hartford CT 06199-0027	11.59% of the Administrative Class Shares	11.29%	10.79%

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on December 20, 2004.

**	Connecticut General Life Insurance Company owns all of the outstanding shares of the TimesSquare VP Funds.

D-1

PART B

PIMCO VARIABLE INSURANCE TRUST

on behalf of its Series:

PIMCO MONEY MARKET PORTFOLIO

PIMCO TOTAL RETURN PORTFOLIO

Statement of Additional Information (“SAI”)

February 23, 2005

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

TimesSquare VP Money Market Fund (a series of CIGNA Variable Products Group) 280 Trumbull Street, H16A Hartford CT 06103	PIMCO Money Market Portfolio (a series of PVIT) 840 Newport Center Drive Newport Beach, CA 92660

and	and

TimesSquare VP Core Plus Bond Fund (a series of CIGNA Variable Products Group) 280 Trumbull Street, H16A Hartford CT 06103	PIMCO Total Return Portfolio (a series of PVIT) 840 Newport Center Drive Newport Beach, CA 92660

This SAI is available to the shareholders of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund in connection with proposed transactions whereby all of the assets and known liabilities of the TimesSquare VP Core Plus Bond Fund will be transferred to PIMCO Total Return Portfolio, a series of PVIT, in exchange for shares of PIMCO Total Return Portfolio, and all of the assets and known liabilities of the TimesSquare VP Money Market Fund will be transferred to PIMCO Money Market Portfolio, a series of PVIT, in exchange for shares of PIMCO Money Market Portfolio.

This SAI of PVIT consists of (i) this cover page, (ii) the “PIMCO Variable Insurance Trust - Additional Information” presented on pages 1-4 of this SAI, which presents certain information with respect Management of the PIMCO Total Return Portfolio and PIMCO Money Market Portfolio and information pertaining to Institutional Class shares and other general information regarding the Portfolios, and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for PVIT, dated May 1, 2004, as revised September 10, 2004, as filed on September 10, 2004.

2.	The SAI for CIGNA Variable Products Group, dated May 1, 2004, as filed on April 30, 2004.

3.	The Financial Statements of the PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, included in the PVIT Annual Report, dated February 23, 2004, as filed on March 1, 2004.

4.	The Financial Statements of the TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund are included in the CIGNA Variable Products Group Annual Report, dated December 31, 2003, as filed on February 27, 2004

This SAI is not a prospectus. A Prospectus/Proxy Statement dated February 23, 2005 relating to the Reorganization of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund may be obtained, without charge, by writing to the PVIT at 840 Newport Center Drive, Newport Beach, CA 92660 or calling 1-800-927-4648. This SAI should be read in conjunction with the Prospectus/Proxy Statement.

1

STATEMENT OF ADDITIONAL INFORMATION

PIMCO VARIABE INSURANCE TRUST

ADDITIONAL INFORMATION

This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement and Prospectus dated February 23, 2005 (the “Proxy Statement and Prospectus”) relating to the proposed reorganizations of TimesSquare VP Core Plus Bond Fund (“TS Bond Fund”) and TimesSquare VP Money Market Fund (“TS Money Market Fund”), both series of CIGNA Variable Products Group (“CVPG”), into, respectively, PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, both series of PVIT, and in connection with the solicitation by the management of CVPG of proxies to be voted at the Meeting of Shareholders of TS Money Market Fund and TS Bond Fund to be held on March 22, 2005.

Exhibits and Documents Incorporated By Reference

The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. PVIT’s statement of additional information, dated May 1, 2004, as revised September 10, 2004 (the “SAI”) (File No. 811-08399), as filed with the Securities and Exchange Commission on April 30, 2004 (Accession No. 0001193125-04-074317) is incorporated herein by reference.

2. PVIT’s Annual Report for the fiscal year ended December 31, 2003 (File No. 811-08399), as filed with the Securities and Exchange Commission on March 1, 2004 (Accession No. 0001047304-04-000003) is incorporated herein by reference.

3. PVIT’s Semi-Annual Report for the period ended June 30, 2004 (File No. 811-08399), as filed with the Securities and Exchange Commission on August 30, 2004 (Accession No. 0001193125-04-152355) is incorporated herein by reference.

4. CVPG’s statement of additional information, dated May 1, 2004 (File No. 811-05480), as filed with the Securities and Exchange Commission on April 30, 2004 (Accession No. 0001145443-04-000759) is incorporated herein by reference.

5. CVPG’s Annual Report for the fiscal year ended December 31, 2003 (File No. 811-05480), as filed with the Securities and Exchange Commission on February 26, 2004 (Accession No. 0000830035-04-000003) is incorporated herein by reference.

6. CVPG’s Semi-Annual Report for the period ended June 30, 2004 (File No. 811-05480), as filed with the Securities and Exchange Commission on August 8, 2004, as amended on September 10, 2004 (Accession No. 0001145443-04-001452) is incorporated herein by reference.

1

Item 12.	Additional Information about the PIMCO Money Market Portfolio and PIMCO Total Return Portfolio

Fund History

The PIMCO Money Market Portfolio and PIMCO Total Return Portfolio were organized on April 10, 2000 as series of PVIT, a Delaware statutory trust.

Description of the Fund and Its Investments and Risks

For additional information about the investment objective, policies, risks and restrictions of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Investment Objectives and Policies” and “Investment Restrictions” in the SAI.

Management of the Fund

For additional information about the Board of Trustees and officers of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Trustees and Officers” in the SAI.

Control Persons and Principal Holders of Securities

For additional information, see “Control Persons and Principal Holders of Securities” in the SAI.

Investment Advisory and Other Services

For additional information, see “Investment Adviser,” “Advisory Contract,” “Administrator,” “Distributor and Multi-Class Plan” and “Independent Accountants” in the SAI.

Brokerage Allocation and Other Practices

For additional information about the brokerage allocation practices of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Portfolio Transactions and Brokerage” in the SAI.

Capital Stock and Other Securities

For additional information about the voting rights and other characteristics of shares of beneficial interest of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Capitalization” and “Voting Rights” in the SAI.

Purchase, Redemption and Pricing Of Shares

For additional information about purchase, redemption and pricing of shares of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Purchases and Redemptions” and “Net Asset Value” in the SAI.

Taxation of the Fund

For additional information about tax matters related to an investment in PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Taxation” in the SAI.

Underwriters

For additional information about the principal underwriter and distribution plans, see “Distribution of Trust Shares” in the SAI.

2

Calculation of Performance Data

For additional information about the investment performance of PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Performance Information” in the Prospectus.

Financial Statements

For the financial statements and schedules required by Item 21 of Form N-1A, for PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see the Semi-Annual Report to Shareholders, and the Annual Report to Shareholders.

Pro forma combined financial statements as of June 30, 2004 are also attached hereto.

Exhibits

For the exhibits required by Item 22 of Form N-1A for PIMCO Money Market Portfolio and PIMCO Total Return Portfolio, see “Exhibits” in the SAI.

Item 13.	Additional Information about CIGNA Variable Products Group

Fund History

The TimesSquare VP Money Market Fund was organized on March 1, 1996 and the TimesSquare VP Core Plus Bond Fund was organized on May 3, 1999, as series of CIGNA Variable Products Group, a Massachusetts business trust.

Description of the Fund and its Investment Risks

For additional information about the investment objective, policies, risks and restrictions of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Investment Information” in the SAI.

Management of the Fund

For additional information about the Board of Trustees and officers of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Management of the Funds” in the SAI.

Control Persons and Principal Holders of Securities

For additional information, see “Control Persons and Principal Holders of Securities” in the SAI.

Investment Advisory and Other Services

For additional information, see “Investment Advisory and Other Services,” “Custodian and Transfer Agent,” and “Independent Accountants” in the SAI.

Brokerage Allocation and Other Practices

For additional information about the brokerage allocation practices of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Portfolio Turnover, Brokerage Allocation and Other Practices” in the SAI.

Capital Stock and Other Securities

For additional information about the voting rights and other characteristics of shares of beneficial interest of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Capital Stock and Other Securities” in the SAI.

3

Purchase, Redemption and Pricing Of Shares

For additional information about purchase, redemption and pricing of shares of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “ Purchase, Redemption and Pricing of Shares” in the SAI.

Taxation of the Fund

For additional information about tax matters related to an investment in TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Taxation of the Fund” in the SAI.

Underwriters

For additional information about the principal underwriter and distribution plans, see “Principal Underwriter” in the SAI.

Calculation of Performance Data

For additional information about the investment performance of TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Calculation of Performance Information” in the SAI.

Financial Statements

For the financial statements and schedules required by Item 21 of Form N-1A, for TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see the Semi-Annual Report to Shareholders, and the Annual Report to Shareholders.

Exhibits

For the Exhibits required by Item 22 of Form N-1A for TimesSquare VP Money Market Fund and TimesSquare VP Core Plus Bond Fund, see “Exhibits” in the SAI.

Item 14.	Financial Statements

For additional information, see the Semi-Annual Report to Shareholders, and the Annual Report to Shareholders.

Pro forma financial statements as of June 30, 2004 also are attached hereto.

4

PIMCO MONEY MARKET PORTFOLIO

AND

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA FINANCIAL STATEMENTS

Shown below are Pro Forma Financial Statements for the combined PIMCO Money Market Portfolio and TimesSquare VP Money Market Fund at June 30, 2004, as though the reorganization occurred as of that date. The first table presents a pro forma Portfolio of Investments (unaudited) for the combined fund. The second table presents pro forma Statements of Assets and Liabilities (unaudited) for the combined funds. The third table presents pro forma Statements of Operations (unaudited) for the combined fund.

Following the Pro Forma Financial Statements for the combined PIMCO Money Market Portfolio and TimesSquare VP Money Market Fund are Pro Forma Financial Statements for the combined PIMCO Total Return Portfolio and TimesSquare VP Core Plus Bond Fund at June 30, 2004, as though the reorganization occurred as of that date. The first table presents a pro forma Portfolio of Investments (unaudited) for the combined fund. The second table presents pro forma Statements of Assets and Liabilities (unaudited) for the combined funds. The third table presents pro forma Statements of Operations (unaudited) for the combined fund.

Following the Pro Forma Financial Statements for the combined funds are the Notes to Pro Forma Financial Statements for both the PIMCO Money Market Portfolio and PIMCO Total Return Portfolio.

5

PIMCO MONEY MARKET PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Money Market Portfolio		TimeSquare VP Money Market Fund		PIMCO Money Market Portfolio Pro- Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
Asset Backed Security
Chase Manhattan Auto Owner Trust			$912	$912	$912	$912	0.1%

1.140% due 12/15/2004
Certificates of Deposit
Chase Manhattan Bank USA
1.150% due 08/06/2004	$600	$600			600	600	0.1%
Citibank New York N.A.
1.190% due 08/20/2004	500	500			500	500	0.1%
1.290% due 09/07/2004	500	500			500	500	0.1%
1.340% due 09/10/2004	400	400			400	400	0.1%
Well Fargo Bank N.A.
1.240% due 07/19/2004	400	400			400	400	0.0%

		2,400				2,400	0.4%

Commercial Paper
American Express Credit Corp.
1.170% due 07/09/2004			17,228	17,224	17,228	17,224	2.8%
Anz (Delaware), Inc.
1.030% due 07/08/2004	500	500			500	500	0.1%
Barclays U.S. Funding Corp.
1.110% due 08/25/2004	700	699			700	699	0.1%
Barton Capital Corp.
1.150% due 07/07/2004			12,000	11,998	12,000	11,998	2.0%
1.150% due 07/08/2004			10,000	9,998	10,000	9,998	1.6%
Bear Stearns Co., Inc.
1.160% due 07/08/2004			10,000	9,998	10,000	9,998	1.6%
Bemis Co., Inc.
1.100% due 07/07/2004			5,288	5,287	5,288	5,287	0.9%
CBA (de) Finance
1.150% due 08/09/2004	500	499			500	499	0.1%
1.210% due 08/23/2004	400	399			400	399	0.1%
CDC Commercial Corp.
1.120% due 08/19/2004	700	699			700	699	0.1%
Citicorp
1.02% due 07/01/2004			9,790	9,790	9,790	9,790	1.6%
1.150% due 07/08/2004			12,000	11,997	12,000	11,997	2.0%
Fannie Mae(b)
1.000% due 07/01/2004	600	600			600	600	0.1%
1.045% due 07/14/2004	300	300	6,469	6,467	6,769	6,767	1.1%
1.150% due 07/14/2004			2,938	2,937	2,938	2,937	0.5%
1.250% due 07/16/2004			12,154	12,148	12,154	12,148	2.0%
1.050% due 07/20/2004			3,050	3,048	3,050	3,048	0.5%
1.050% due 07/21/2004			3,805	3,803	3,805	3,803	0.6%
1.060% due 07/21/2004			2,000	1,999	2,000	1,999	0.3%
1.260% due 07/21/2004			9,138	9,132	9,138	9,132	1.5%
1.055% due 08/04/2004	500	499			500	499	0.1%
1.080% due 08/09/2004			5,523	5,517	5,523	5,517	0.9%
1.155% due 08/18/2004	1,400	1,398			1,400	1,398	0.2%
1.060% due 08/20/2004			1,160	1,158	1,160	1,158	0.2%
1.150% due 08/20/2004			2,335	2,331	2,335	2,331	0.4%
1.180% due 08/25/2004	300	299			300	299	0.0%
1.180% due 09/01/2004			2,040	2,036	2,040	2,036	0.3%
1.110% due 10/15/2004			1,500	1,495	1,500	1,495	0.2%
1.520% due 10/15/2004	1,000	995			1,000	995	0.2%
1.240% due 11/12/2004			2,976	2,962	2,976	2,962	0.5%
1.260% due 11/12/2004			1,655	1,647	1,655	1,647	0.3%
1.240% due 01/28/2005(a)			11,500	11,498	11,500	11,498	1.9%
1.650% due 05/16/2005			2,500	2,500	2,500	2,500	0.4%
1.530% due 10/07/2005(a)			20,000	19,997	20,000	19,997	3.3%
Federal Farm Credit Bank(b)
1.250% due 08/18/04			4,588	4,580	4,588	4,580	0.8%
1.100% due 10/15/04			1,484	1,479	1,484	1,479	0.2%
1.140% due 10/18/04			5,000	4,983	5,000	4,983	0.8%
1.220% due 10/18/04			8,500	8,469	8,500	8,469	1.4%
1.200% due 3/24/05(a)			15,000	14,999	15,000	14,999	2.5%
1.230% due 06/23/05(a)			2,500	2,500	2,500	2,500	0.4%
1.500% due 03/1/06(a)			15,000	15,000	15,000	15,000	2.5%
1.220% due 06/2/06(a)			12,500	12,500	12,500	12,500	2.0%
Federal Home Loan Bank(b)
1.040% due 07/16/2004			7,500	7,497	7,500	7,497	1.2%
1.165% due 07/16/2004	1,000	1,000			1,000	1,000	0.2%
1.210% due 09/01/2004	600	599			600	599	0.1%
1.410% due 09/15/2004	500	498			500	498	0.1%
1.500% due 10/06/2004(a)			10,000	10,000	10,000	10,000	1.6%
4.370% due 02/15/2005			2,000	2,038	2,000	2,038	0.3%

6

PIMCO MONEY MARKET PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Money Market Portfolio		TimeSquare VP Money Market Fund		PIMCO Money Market Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
1.300% due 02/23/2005			4,000	3,999	4,000	3,999	0.7%
1.510% due 03/30/2005(a)			7,500	7,500	7,500	7,500	1.2%
2.020% due 06/08/2005			2,500	2,500	2,500	2,500	0.4%
0.990% due 10/05/2005			7,500	7,495	7,500	7,495	1.2%
ForeningsSparbanken AB
1.240% due 09/13/2004	500	499			500	499	0.1%
1.560% due 10/21/2004	500	498			500	498	0.1%
Fortune Brands, Inc.
1.050% due 07/06/2004			10,021	10,020	10,021	10,020	1.6%
Freddie Mxc(b)
1.030% due 07/06/2004	400	400			400	400	0.1%
1.150% due 07/15/2004			11,998	11,993	11,998	11,993	2.0%
1.200% due 08/09/2004	500	499			500	499	0.1%
1.125% due 08/10/2004	500	499			500	499	0.1%
1.130% due 08/10/2004	1,900	1,898			1,900	1,898	0.3%
1.150% due 08/17/2004	500	499			500	499	0.1%
1.220% due 09/09/2004			2,000	1,995	2,000	1,995	0.3%
1.130% due 09/14/2004			5,000	4,988	5,000	4,988	0.8%
1.150% due 09/14/2004			5,000	4,988	5,000	4,988	0.8%
1.220% due 09/20/2004	500	499			500	499	0.1%
1.260% due 09/24/2004	1,000	997			1,000	997	0.2%
1.250% due 09/28/2004			2,061	2,055	2,061	2,055	0.3%
1.200% due 10/19/2004			7,500	7,472	7,500	7,472	1.2%
1.250% due 11/04/2004			7,500	7,467	7,500	7,467	1.2%
1.270% due 12/06/2004			5,646	5,614	5,646	5,614	0.9%
1.190% due 12/30/2004			1,500	1,491	1,500	1,491	0.2%
1.230% due 01/11/2005			1,500	1,490	1,500	1,490	0.2%
1.300% due 01/11/2005			7,500	7,447	7,500	7,447	1.2%
1.400% due 01/19/2005			2,224	2,206	2,224	2,206	0.4%
1.100% due 10/07/2005(a)			7,500	7,500	7,500	7,500	1.2%
Gannett, Inc.
1.230% due 07/14/2004			20,000	19,991	20,000	19,991	3.3%
General Electric Capital Corp.
1.040% due 07/08/2004	500	500			500	500	0.1%
1.120% due 08/25/2004	500	499			500	499	0.1%
Goldman Sachs Group, Inc.
1.230% due 07/02/2004			21,000	20,999	21,000	20,999	3.4%
HBOS Treasury Services PLC
1.145% due 08/09/2004	500	499			500	499	0.1%
1.235% due 09/10/2004	500	499			500	499	0.1%
Household Finance Corp.
1.120% due 07/12/2004			20,000	19,993	20,000	19,993	3.3%
ING U.S. Funding LLC
1.310% due 09/02/2004	200	200			200	200	0.0%
1.240% due 09/10/2004	500	499			500	499	0.1%
Kimberly Clark Worldwide, Inc.
1.080% due 07/07/2004			5,123	5,122	5,123	5,122	0.8%
KFW International Finance, Inc.
1.110% due 08/23/2004	700	699			700	699	0.1%
Morgan Stanley, Dean Witter, Discover & Co.
1.200% due 07/13/2004			9,000	8,996	9,000	8,996	1.5%
Lloyds TSB Bank PLC
1.185% due 07/21/2004	600	600			600	600	0.1%
National Australia Bank Ltd.
1.210% due 07/19/2004	500	500			500	500	0.1%
Nestle Capital Corp.
1.270% due 07/22/2004			20,278	20,263	20,278	20,263	3.3%
Novaritis Finance Corp.
1.300% due 07/09/2004			11,600	11,597	11,600	11,597	1.9%
Old Line Funding Corp.
1.210% due 07/15/2004			11,860	11,854	11,860	11,854	1.9%
1.200% due 07/16/2004			11,500	11,494	11,500	11,494	1.9%
PepsiCo, Inc.
1.250% due 07/12/2004			12,007	12,002	12,007	12,002	2.0%
1.280% due 07/19/2004			9,000	8,994	9,000	8,994	1.5%
Pfizer, Inc.
1.300% due 08/18/2004	500	499			500	499	0.1%
Rabobank USA Financial Corp.
1.390% due 09/07/2004	300	299			300	299	0.0%
Shell Finance (UK) PLC
1.340% due 08/23/2004	600	599			600	599	0.1%
Svenska Handlesbanken
1.295% due 09/24/2004	600	598			600	598	0.1%
Swedish National Housing Finance Corp.
1.070% due 07/15/2004	600	600			600	600	0.1%

7

PIMCO MONEY MARKET PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Money Market Portfolio		TimeSquare VP Money Market Fund		PIMCO Money Market Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
Toyota Motor Credit Corp.
1.480% due 09/22/2004	500	498			500	498	0.1%
1.270% due 12/23/2004 (a)			12,500	12,504	12,500	12,504	2.0%
UBS Finance, Inc.
1.130% due 09/01/2004	500	499			500	499	0.1%
United Parcel Service of America, Inc.
1.010% due 07/01/2004			20,000	20,000	20,000	20,000	3.3%
Verizon Network Funding
1.240% due 07/07/2004			10,000	9,998	10,000	9,998	1.6%
1.300% due 07/13/2004			440	440	440	440	0.1%
Wal-Mart Stores, Inc.
1.120% due 07/13/2004			20,000	19,993	20,000	19,993	3.3%
Windmill Funding Corp.
1.080% due 07/06/2004			16,000	15,998	16,000	15,998	2.6%

		23,359		579,470		602,829	98.9%

Repurchase Agreements
Credit Suisse First Boston
1.200% due 07/01/2004	2,700	2,700			2,700	2,700	0.4%
(Dated 06/30/2004. Collateralized by Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $2,777. Repurchase proceeds are $2,700. )
State Street Bank
0.800% due 07/01/2004	345	345			345	345	0.1%
(Dated 06/30/2004. Collateralized by Fannie Mae 2.875% due 10/15/2005 valued at $354. Repurchase proceeds are $345. )

		3,045				3,045	0.5%

U.S. Treasury Bills
1.225% due 09/09/2004	500	499			500	499	0.1%

Total of Investments		$29,303		580,382		$609,685	100.0%
(Cost $29,303, $580,382 and $609,685 respectively)
Other Assets and Liabilities (Net)		(19)		74		55	0.0%

Net Assets		$29,284		$580,456		$609,740	100.0%

Notes to Pro Forma Combined Schedule of Investments

(a)	Variable rate security. Rate is as of June 30, 2004.

(b)	Agency obligations are not guaranteed by the U.S. Government.

See Accompanying Notes

8

PIMCO MONEY MARKET PORTFOLIO

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES

as of June 30, 2004

(UNAUDITED)

All numbers are in thousands (except per share amounts)

	PIMCO Money Market Portfolio	TimeSquare VP Money Market Fund	Pro Forma Adjustments	PIMCO Money Market Portfolio Pro Forma Combined
Assets:
Investments, at value	$29,303	$580,382		$609,685
Cash	0	101		101
Interest and dividends receivable	2	232		234
Investment for Trustees’ deferred compensation plan	0	1		1

Total Assets	29,305	580,716	—	610,021

Liabilities:
Payable for Portfolio shares redeemed	9	0		9
Accrued investment advisory fee	4	170		174
Accrued administration fee	5	28		33
Accrued servicing fee	3	0		3
Accrued custody fee	0	21		21
Accrued audit and legal fees	0	20		20
Accrued insurance fee	0	10		10
Payable for shareholder reports	0	10		10
Other liabilities	0	1		1

Total liabilities	21	260		281

Cost of Investment Owned	29,303	580,382		609,685

Net Assets	$29,284	$580,456	$—	$609,740

Net Assets Consist of:
Paid in capital	$29,284	$580,456		$609,740
Undistributed net investment income	3	0		3
Accumulated undistributed net realized (loss)	(3)	0		(3)

Net assets	$29,284	$580,456	$—	$609,740

Shares Issued and Outstanding:
PIMCO Money Market Portfolio
Institutional Class	12		580,456	580,468
Administrative Class	29,272			29,272
TimeSquare VP Money Market
Institutional Class		580,454	(580,454)	0
Administrative Class
Net Asset Value Per Share:
PIMCO Money Market Portfolio
Institutional Class	$1.00		$—	$1.00
Administrative Class	$1.00		$—	$1.00
TimeSquare VP Money Market
Institutional Class		$1.00	$(1.00)	$—
Administrative Class

9

PIMCO MONEY MARKET PORTFOLIO

PRO FORMA STATEMENT OF OPERATIONS

for the twelve months ended June 30, 2004

(UNAUDITED)

All numbers are in thousands

	PIMCO Money Market Portfolio	TimeSquare VP Money Market Fund	Pro Forma Adjustments	PIMCO Money Market Portfolio Pro Forma Combined
Investment Income:
Interest, net of foreign taxes	$309	$4,690		$4,999
Dividends, net of foreign taxes	0	0		0
Miscellaneous income	0	0		0

Total Income	309	4,690		4,999
Expenses:
Investment advisory fees	43	1,556	$(889)	710
Administration fees	58	164	997	1,219
Distribution and/or servicing fees - Administrative Class	43	0		43
Custodian fees and expenses	0	119	(119)	0
Auditing and legal fees	0	51	(51)	0
Shareholder reports	0	17	(17)	0
Insurance expense	0	16	(16)	0
Trustees’ fees	0	11		11
Interest expense	1	0		1
Transfer Agent fees	0	6	(6)	0
Miscellaneous expenses	1	3		4

Total expenses	146	1,943	(101)	1,988
Net Investment Income	163	2,747	101	3,011

Net Realized and Unrealized Gain:
Net realized gain on investments	3	0		3

Net Gain	3	0		3

Net Increase in Assets Resulting from Operations	$166	$2,747	104	$3,014

10

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
CORPORATE BONDS & NOTES
Banking & Finance
American Re Corp.
7.450% due12/15/2026			$335	$355	$335	$355	0.02%
Atlas Reinsurance II PLC
3.515% due 01/07/2005 (a)	$1,250	$1,258			1,250	1,258	0.05%
AXA SA
8.600% due 12/15/2030			130	159	130	159	0.01%
BankBoston Corp.
8.250% due 12/15/2026			85	95	85	95	0.00%
Bank of America Corp.
7.800% due 02/15/2010			100	115	100	115	0.01%
Boeing Capital Corp.
6.100% due 03/01/2011			100	106	100	106	0.01%
CIT Group, Inc.
2.489% due 07/30/2004 (a)	2,220	2,221			2,220	2,221	0.10%
5.750% due 09/25/2007			95	100	95	100	0.00%
6.880% due 11/01/2009			70	77	70	77	0.00%
Citigroup, Inc.
3.500% due 02/01/2008			910	898	910	898	0.04%
7.250% due 10/01/2010			260	293	260	293	0.01%
Dresdner Funding Trust I
8.150% due 06/30/2031 (l)			245	273	245	273	0.01%
Export-Import Bank of Korea
4.130% due 2009 (l)			140	136	140	136	0.01%
Ford Motor Credit Co.
7.380% due 10/28/2009			700	747	700	747	0.03%
7.880% due 06/15/2010			315	343	315	343	0.01%
7.380% due 02/01/2011			90	95	90	95	0.00%
Gemstone Investors Ltd.
7.710% due 10/31/2004	700	709			700	709	0.03%
General Motors Acceptance Corp.
1.580% due 07/20/2004 (a)	500	500			500	500	0.02%
1.499% due 07/21/2004 (a)	200	200			200	200	0.01%
1.510% due 07/30/2004 (a)	600	600			600	600	0.03%
2.400% due 10/20/2005 (a)	900	908			900	908	0.04%
6.880% due 09/15/2011			620	636	620	636	0.03%
7.000% due 02/01/2012			145	149	145	149	0.01%
Glencore Funding LLC
6.000% due 04/15/2014 (l)			95	88	95	88	0.00%
Golden West Financial Corp.
4.130% due 08/15/2007			200	202	200	202	0.01%
Goldman Sachs Group, Inc.
6.880% due 01/15/2011			355	390	355	390	0.02%
Heinz (H.J.) Finance Co.
6.750% due 03/15/2032 (a)			50	54	50	54	0.00%
Household Finance Corp.
4.750% due 05/15/2009			250	251	250	251	0.01%
6.380% due 11/27/2012			250	265	250	265	0.01%
HVB Funding Trust I
8.740% due 06/30/2031 (l)			170	196	170	196	0.01%
HVB Funding Trust III
9.000% due 10/22/2031 (l)			45	53	45	53	0.00%
International Lease Finance Corp.
6.380% due 03/152009			275	295	275	295	0.01%
J.P. Morgan Chase Co.
6.000% due 01/15/2009			120	127	120	127	0.01%
6.750% due 02/01/2011			50	54	50	54	0.00%
Korea Development Bank
4.250% due 11/13/2007			160	159	160	159	0.01%
Lehman Brothers Holdings, Inc.
6.630% due 01/18/2012			210	228	210	228	0.01%
Manufacturers & Traders Trust
8.000% due 10/01/2010			140	164	140	164	0.01%
Midland Funding II
13.250% due 07/23/2006			95	109	95	109	0.00%
Mississippi Business Finance Corp.
7.810% due 05/01/2024			500	481	500	481	0.02%

11

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014 (l)			200	197	200	197	0.01%
Monumental Global Funding II
3.850% due 03/03/2008 (l)			240	239	240	239	0.01%
Morgan Stanley Group, Inc.
6.750% due 04/15/2011			245	268	245	268	0.01%
National Rural Utilities Cooperative Finance Corp.
5.750% due 08/28/2009			120	127	120	127	0.01%
NB Capital Trust IV
8.250% due 04/15/2027			75	83	75	83	0.00%
Old Kent Bank
7.750% due 08/15/2010 (a)			300	314	300	314	0.01%
Pemex Project Funding Master Trust
8.000% due 11/15/2011	100	108			100	108	0.00%
8.625% due 02/01/2022	1,800	1,881			1,800	1,881	0.08%
Phoenix Quake Wind Ltd.
3.560% due 07/03/2008 (a)	800	822			800	822	0.04%
3.560% due 07/03/2008 (a)	800	822			800	822	0.04%
4.610% due 07/03/2008 (a)	400	412			400	412	0.02%
Premium Asset Trust
1.465% due 11/27/2004 (a)	100	100			100	100	0.01%
1.521% due 09/08/2007 (a)	100	96			100	96	0.00%
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	565			657	565	0.02%
Residential Reinsurance Ltd.
6.260% due 06/08/2006 (a)	8,100	8,222			8,100	8,222	0.36%
Santander Financial Issuances
6.800% due 07/15/2005			95	99	95	99	0.01%
6.380% due 02/15/2011			60	65	60	65	0.00%
Sanwa Finance Aruba AEC
8.350% due 07/15/2009			205	233	205	233	0.01%
Sovereign Bancorp., Inc.
10.500% due 11/15/2006			1,205	1,381	1,205	1,381	0.06%
Travelers Property Casualty Corp.
5.000% due 03/15/2013			135	131	135	131	0.01%
UFJ Finance Aruba AEC
6.750% due 07/15/2013	2,300	2,382			2,300	2,382	0.10%
Union Planters Corp.
6.750% due 11/01/2005			240	253	240	253	0.01%
U.S. West Capital Funding, Inc.
6.500% due 11/15/2018			75	56	75	56	0.00%
Vita Capital Ltd.
2.460% due 01/01/2007 (a)	500	504			500	504	0.02%
Wells Fargo & Co.
4.950% due 10/16/2013			140	135	140	135	0.01%
Zurich Capital Trust I
8.380% due 06/01/2037 (l)			360	398	360	398	0.02%

		22,310		11,672		33,982	1.48%

Industrials
AOL Time Warner, Inc.
6.750% due 04/05/2011			495	533	495	533	0.02%
American Airlines
7.860% due 10/01/2011			225	224	225	224	0.01%
Arrow Electronics, Inc.
6.880% due 07/01/2013			200	209	200	209	0.01%
AT&T Corp.
8.050% due 11/15/2011			60	62	60	62	0.00%
8.750% due 11/15/2031 (a)			50	49	50	49	0.00%
BAE Systems Holdings
6.400% due 12/15/2011 (l)			465	495	465	495	0.02%
Bombardier, Inc.
6.300% due 05/01/2014 (l)			125	106	125	106	0.00%
British Sky Broadcasting PLC
8.200% due 07/15/2009			340	392	340	392	0.02%
British Telecommunications PLC
8.880% due 12/15/2030 (a)			60	74	60	74	0.00%
Burlington Northern Santa Fe
6.750% due 03/15/2029			60	63	60	63	0.00%

12

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
Campbell Soup Co.
5.880% due 10/01/2008			115	122	115	122	0.01%
Comcast Cable Communications
8.380% due 05/01/2007			65	73	65	73	0.00%
Comcast Corp.
5.850% due 01/15/2010			140	146	140	146	0.01%
Deutsche Telekom International Finance BV
8.500% due 07/15/2010 (a)			410	479	410	479	0.02%
8.750% due 06/15/2030 (a)			185	225	185	225	0.01%
El Paso Corp.
6.750% due 05/15/2009	6,000	5,460			6,000	5,460	0.24%
7.875% due 06/15/2012	8,600	7,762			8,600	7,762	0.34%
7.800% due 08/01/2031	1,500	1,211			1,500	1,211	0.05%
Federal Express Corp.
7.600% due 07/01/2097			105	115	105	115	0.01%
France Telecom SA
8.200% due 03/01/2006 (a)			90	96	90	96	0.00%
8.750% due 03/01/2011 (a)			535	620	535	620	0.03%
9.500% due 03/01/2031 (a)			150	188	150	188	0.01%
General Electric Co.
5.000% due 02/01/2013			450	443	450	443	0.02%
HCA, Inc.
5.250% due 11/06/2008			155	154	155	154	0.01%
7.500% due 11/06/2033			45	44	45	44	0.00%
Heinz (H.J.) Co.
6.380% due 07/15/2028			115	72	115	72	0.00%
Intelsat Ltd.
6.500% due 11/01/2013			325	287	325	287	0.01%
International Paper Co.
5.500% due 01/15/2014			190	186	190	186	0.01%
ITT Corp.
6.750% due 11/15/2005	250	259			250	259	0.01%
ITT Industries, Inc.
7.400% due 11/15/2025			155	172	155	172	0.01%
Kellogg Co.
6.600% due 04/01/2011			500	548	500	548	0.02%
Kraft Foods, Inc.
5.250% due 06/01/2007			140	146	140	146	0.01%
5.630% due 11/01/2011			370	376	370	376	0.02%
5.250% due 10/01/2013			155	151	155	151	0.01%
Kroger Co.
7.500% due 04/01/2031			60	66	60	66	0.00%
Kyivstar GSM
12.750% due 11/21/2005 (l)			275	298	275	298	0.01%
Koninklijke KPN, NV
8.000% due 10/01/2010			445	515	445	515	0.02%
Liberty Media Corp.
3.500% due 09/25/2006			570	569	570	569	0.02%
5.700% due 05/15/2013			80	79	80	79	0.00%
Lilly (Eli) & Co.
6.770% due 01/01/2036			350	384	350	384	0.02%
Lockheed Martin Corp.
8.200% due 12/01/2009			745	873	745	873	0.04%
Miller Brewing Co.
5.500% due 08/15/2013 (l)			185	186	185	186	0.01%
News America Holdings, Inc.
7.750% due 12/01/2045			90	103	90	103	0.01%
7.900% due 12/01/2095			170	189	170	189	0.01%
8.250% due 10/17/2096			75	87	75	87	0.00%
Norfolk Southern Corp.
7.700% due 05/15/2017			115	133	115	133	0.01%
7.900% due 05/15/2097			235	269	235	269	0.01%
PTC International Finance II SA
11.250% due 12/01/2009			245	266	245	266	0.01%
Qwest Services Corp.
13.500% due 12/15/2010 (l)			45	52	45	52	0.00%
Safeway, Inc.
7.250% due 02/01/2031			40	42	40	42	0.00%

13

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
Shaw Communications, Inc.
8.250% due 04/11/2010			250	272	250	272	0.01%
Sprint Capital Corp.
6.130% due 11/15/2008			100	105	100	105	0.00%
8.380% due 03/15/2012			105	121	105	121	0.01%
6.880% due 11/15/2028			140	135	140	135	0.01%
8.750% due 03/15/2032			220	256	220	256	0.01%
Stora Enso Oyj
7.380% due 05/15/2011			115	127	115	127	0.01%
Systems 2001 Asset Trust LLC			277	294	277	294	0.01%
7.160% due 12/15/2011 (l)
Tele Communications, Inc.
9.800% due 02/01/2012			515	646	515	646	0.03%
7.880% due 08/01/2013			140	159	140	159	0.01%
Telecom Italia Capital SA
5.250% due 11/15/2013 (l)			170	165	170	165	0.01%
6.380% due 11/15/2033 (l)			205	198	205	198	0.01%
TELUS Corp.
7.500% due 06/01/2007			405	441	405	441	0.02%
8.000% due 06/01/2011			430	489	430	489	0.02%
Time Warner, Inc.
8.180% due 08/15/2007			640	715	640	715	0.03%
9.130% due 01/15/2013			160	195	160	195	0.01%
8.050% due 01/15/2016			55	62	55	62	0.00%
TPSA Finance BV due
7.750% due 12/10/2008 (l)			130	144	130	144	0.01%
Tyson Foods due Inc.
8.250% due 10/01/2011			90	103	90	103	0.00%
Union Pacific Corp.
6.130% due 01/15/2012			220	232	220	232	0.01%
United Airlines, Inc.
8.030% due 07/01/2011	465	96			465	96	0.00%
6.071% due 03/01/2013	6,920	5,745			6,920	5,745	0.25%
1.340% due 03/02/2049 (a)	1,664	1,369			1,664	1,369	0.06%
Univision Communications, Inc.
7.850% due 07/15/2011			135	156	135	156	0.01%
Verizon Florida, Inc.
6.130% due 01/15/2013			125	129	125	129	0.01%
VFB LLC
10.250% due 07/01/2009 (n)			2,044	429	2,044	429	0.02%
Weyerhaeuser Co.
6.750% due 03/15/2012			70	76	70	76	0.00%
Williams Cos., Inc.
7.875% due 09/01/2021	3,500	3,386			3,500	3,386	0.15%
Wyeth,
5.500% due 03/15/2013 (a)			80	77	80	77	0.00%
5.500% due 01/01/2014			195	186	195	186	0.01%
Yum! Brands due Inc.
8.880% due 04/15/2011			195	235	195	235	0.01%

		25,288		17,108		42,396	1.85%

Utilities
AEP Texas Central Co.
2.500% due 02/15/2005 (a)	900	901			900	901	0.04%
Amerada Hess Corp.
7.300% due 08/15/2031			140	142	140	142	0.01%
American Electric Power, Inc.
5.380% due 03/15/2010			90	92	90	92	0.00%
Carolina Power & Light Co.
6.500% due 07/15/2012			95	102	95	102	0.00%
CenterPoint Energy
5.700% due 03/15/2013			140	143	140	143	0.01%
7.880% due 04/01/2013			245	274	245	274	0.01%
Cleveland Electric Illuminating Co.
7.880% due 11/01/2017			200	231	200	231	0.01%
Columbus Southern Power Co.
5.500% due 03/01/2013			25	25	25	25	0.00%
Conoco Funding Co.
6.350% due 10/15/2011			515	560	515	560	0.02%

14

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
Detroit Edison Co.
6.130% due 10/01/2010			185	197	185	197	0.01%
6.350% due 10/15/2032			60	60	60	60	0.00%
Devon Financing Corp. ULC
6.880% due 09/30/2011			140	152	140	152	0.01%
Dominion Resources, Inc.
6.250% due 06/30/2012			70	73	70	73	0.00%
DPL, Inc.
8.250% due 03/01/2007			180	191	180	191	0.01%
Duke Capital Corp.
4.300% due 05/18/2006			160	163	160	163	0.01%
Duke Energy Field Services LLC
5.750% due 11/15/2006			60	63	60	63	0.00%
Entergy Gulf States, Inc.
6.000% due 12/01/2012	6,500	6,451			6,500	6,451	0.28%
First Energy Corp.
5.500% due 11/15/2006			50	52	50	52	0.00%
6.450% due 11/15/2011			300	311	300	311	0.01%
Korea Electric Power Corp.
5.130% due 04/23/2034 (l)			90	86	90	86	0.00%
Morgan Stanley Bank AG for OAO Gazprom
9.630% due 03/01/2013 (l)			200	206	200	206	0.01%
Nisource Finance Corp.
7.880% due 11/15/2010			275	315	275	315	0.01%
Occidental Petroleum Corp.
7.650% due 02/15/2006			420	450	420	450	0.02%
6.750% due 01/15/2012			115	127	115	127	0.01%
Ohio Power Co.
5.500% due 02/15/2013			45	45	45	45	0.00%
Oncor Electric Delivery Co.
7.250% due 01/15/2033			140	155	140	155	0.01%
Pacific Gas & Electric Co.
1.810% due 04/03/2006 (a)	18,500	18,513			18,500	18,513	0.81%
3.600% due 03/01/2009			120	116	120	116	0.01%
4.200% due 03/01/2011			110	105	110	105	0.00%
6.050% due 03/01/2034			145	136	145	136	0.01%
Petroleos Mexicanos
9.500% due 09/15/2027			55	62	55	62	0.00%
Progress Energy, Inc.
7.100% due 03/01/2011			110	121	110	121	0.01%
7.000% due 10/30/2031			100	103	100	103	0.00%
Salomon Bros. for OAO Gazprom
10.500% due 10/21/2009			55	63	55	63	0.00%
Tenaska Alabama II Partners LP
6.130% due 03/30/2023 (l)			175	175	175	175	0.01%

		25,865		5,096		30,961	1.34%

Total Corporate Bonds & Notes		73,463		33,876		107,339	4.67%

MUNICIPAL BONDS & NOTES
Badger Asset Securitization Corporate Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,351			3,700	3,351	0.15%
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012	4,700	5,112			4,700	5,112	0.23%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.640% due 04/01/2021 (a)	2,733	2,921			2,733	2,921	0.13%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2013	1,700	1,880			1,700	1,880	0.08%
5.500% due 07/01/2014	1,300	1,436			1,300	1,436	0.06%

15

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	20,000	17,745			20,000	17,745	0.78%
Lewisville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2027	3,775	3,709			3,775	3,709	0.16%
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,220			7,300	7,220	0.31%
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2004
5.000% due 07/01/2011	2,800	3,024			2,800	3,024	0.13%
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	1,000	979			1,000	979	0.04%
Nassau County, New York Interim Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2011	4,005	4,346			4,005	4,346	0.19%
New Jersery State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	4,870	4,730			4,870	4,730	0.21%
New Jersey State Tobacco Settlement Financing Corp., Series 2003
6.750% due 06/01/2039	5,450	4,891			5,450	4,891	0.21%
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,530	1,245			1,530	1,245	0.05%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,400	1,360			1,400	1,360	0.06%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	10,460	10,463			10,460	10,463	0.46%
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 11/01/2013	700	752			700	752	0.03%
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
8.860% due 06/15/2023 (a)	850	898			850	898	0.04%
Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.000% due 02/01/2033	1,000	975			1,000	975	0.04%
South Carolina State Public Service Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2009	700	755			700	755	0.03%

16

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
South San Antonio, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2029	3,150	3,132			3,150	3,132	0.14%
State of California Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	2,900	2,615			2,900	2,615	0.11%
State of Illinois General Obligation Bonds, Series 2004
5.000% due 03/01/2034	1,000	964			1,000	964	0.04%
State of Wisconsin General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2011	2,300	2,493			2,300	2,493	0.11%
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	1,200	1,171			1,200	1,171	0.05%
Washington State General Obligation Bonds, Series 2004
5.000% due 01/01/2028	9,200	9,013			9,200	9,013	0.39%

Total Municipal Bonds & Notes		97,180		0		97,180	4.23%

U.S. GOVERNMENT AGENCIES (q)

Fannie Mae
2.500% due 06/15/2008			3,480	3,306	3,480	3,306	0.14%
4.380% due 03/15/2013			1,155	1,102	1,155	1,102	0.05%
4.000% due 10/01/2018			630	601	630	601	0.03%
3.342% due 11/01/2025 (a)	5	5			5	5	0.00%
4.165% due 10/01/2032 (a)	2,887	2,974			2,887	2,974	0.13%
5.090% due 09/01/2034 (a)	5,540	5,642			5,540	5,642	0.25%
4.294% due 11/01/2035 (a)	561	580			561	580	0.03%
4.797% due 12/01/2036 (a)	5,109	5,279			5,109	5,279	0.23%
6.340% due 09/01/2039 (a)	281	294			281	294	0.01%
2.625% due 09/01/2040 (a)	200	203			200	203	0.01%
5.850% due 2042 (l)(m)			8,178	148	8,178	148	0.01%
1.650% due 03/25/2044 (a)	17,169	16,955			17,169	16,955	0.74%
6.000% due 04/01/2013 - 05/01/2033 (b)	18,450	19,249			18,450	19,249	0.84%
5.500% due 04/01/2014 - 07/15/2034 (b)	137,693	139,660	6,465	6,495	144,158	146,155	6.36%
5.000% due 01/01/2018 - 07/15/2034 (b)	172,900	168,192	1,304	1,261	174,204	169,453	7.38%
7.000% due 04/25/2023 - 05/01/2032 (b)	6,322	6,629	1,811	1,912	8,133	8,541	0.37%
6.500% due 06/01/2029 - 04/01/2033 (b)	682	711	1,985	2,069	2,667	2,780	0.12%
Federal Home Loan Bank
4.130% due 2005			1,375	1,393	1,375	1,393	0.06%
5.500% due 03/15/2015	127	127			127	127	0.01%
Federal Housing Administration
7.430% due 01/25/2023	282	277			282	277	0.01%
Financing Corp.
8.600% due 2019 (p)			830	344	830	344	0.01%
9.700% due 2019 (p)			840	359	840	359	0.02%
Freddie Mac
2.750% due 03/15/2008			1,080	1,042	1,080	1,042	0.05%
4.500% due 04/01/2018			3,547	3,475	3,547	3,475	0.15%
6.250% due 08/25/2022	1,391	1,405			1,391	1,405	0.06%
7.000% due 06/15/2023	4,385	4,592			4,385	4,592	0.20%
8.500% due 08/01/2024	40	44			40	44	0.00%
3.579% due 07/01/2027 (a)	7	7			7	7	0.00%
5.532% due 01/01/2028 (a)	7	7			7	7	0.00%
7.813% due 07/01/2030 (a)	6	6			6	6	0.00%
1.738% due 09/15/2030 (a)	92	92			92	92	0.00%
1.688% due 11/15/2030 (a)	132	132			132	132	0.01%
5.500% due 04/01/2033			1,861	1,858	1,861	1,858	0.08%
7.600% due 02/25/2043 (l)(m)			7,000	158	7,000	158	0.01%
6.500% due 06/01/2013 - 03/01/2034 (b)	2,759	2,874	1,452	1,528	4,211	4,402	0.19%

17

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
6.000% due 07/01/2016 - 11/01/2033 (b)	10,203	10,479	3,316	3,410	13,519	13,889	0.60%
5.000% due 09/15/2016 - 08/01/2033 (b)	7,072	7,112	6,977	6,868	14,049	13,980	0.61%
7.500% due 07/15/2030 - 01/01/2032 (b)	125	131	728	784	853	915	0.04%
Government National Mortgage Association
4.375% due 04/20/2026 (a)	276	276			276	276	0.01%
3.375% due 02/20/2027 (a)	14	14			14	14	0.00%
7.500% due 11/20/2029	563	611			563	611	0.03%
3.500% due 05/20/2030 (a)	40	40			40	40	0.00%
1.680% due 06/20/2030 (a)	10	10			10	10	0.00%
1.780% due 09/20/2030 (a)	94	94			94	94	0.00%
2.750% due 02/20/2032 (a)	3,257	3,158			3,257	3,158	0.14%
5.500% due 09/15/2033			1,161	1,161	1,161	1,161	0.05%
6.000% due 11/15/2033			2,184	2,242	2,184	2,242	0.10%
4.000% due 10/20/2029 - 07/20/2030 (b)	1,009	1,014			1,009	1,014	0.04%
6.500% due 10/15/2031 - 04/15/2032 (b)			797	833	797	833	0.04%
3.000% due 04/20/2034 - 06/20/2034 (b)	2,200	2,144			2,200	2,144	0.09%
Small Business Administration
8.017% due 02/10/2010	360	398			360	398	0.02%
7.449% due 08/01/2010	52	57			52	57	0.00%
6.344% due 08/01/2011	2,032	2,136			2,032	2,136	0.09%
6.030% due 02/10/2012	12,822	13,321			12,822	13,321	0.58%
7.500% due 04/01/2017	2,246	2,447			2,246	2,447	0.11%
6.290% due 01/01/2021	316	335			316	335	0.01%
5.130% due 09/01/2023	98	98			98	98	0.00%

Total U.S. Government Agencies		419,811		42,349		462,160	20.12%

U.S.TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (k)
3.375% due 01/15/2007 (c)	3,559	3,814			3,559	3,814	0.17%
3.625% due 01/15/2008	15,126	16,536			15,126	16,536	0.72%
3.875% due 01/15/2009	25,102	27,993			25,102	27,993	1.22%
4.250% due 01/15/2010	5,363	6,140			5,363	6,140	0.27%
3.500% due 01/15/2011	10,585	11,755			10,585	11,755	0.51%
3.375% due 01/15/2012	1,376	1,525			1,376	1,525	0.07%
3.000% due 07/15/2012	15,264	16,507			15,264	16,507	0.72%
3.875% due 04/15/2029	13,493	17,210			13,493	17,210	0.75%
U.S. Treasury Bonds
8.750% due 05/15/2017			185	251	185	251	0.01%
6.000% due 02/15/2026			1,240	1,336	1,240	1,336	0.06%
U.S. Treasury Notes
4.630% due 05/15/2006			2,770	2,868	2,770	2,868	0.11%
4.380% due 05/15/2007			700	724	700	724	0.03%
3.380% due 12/15/2008			710	701	710	701	0.03%
6.000% due 08/15/2009			540	593	540	593	0.03%
5.000% due 02/15/2011			75	79	75	79	0.00%
4.250% due 08/15/2013			2,285	2,231	2,285	2,231	0.10%
4.750% due 05/15/2014			135	136	135	136	0.01%

Total U.S. Treasury Obligations		101,480		8,919		110,399	4.81%

MORTGAGE BACKED SECURITIES

Amortizing Residential Collateral Trust
1.620% due 07/25/2032 (a)	3,299	3,305			3,299	3,305	0.14%
Aurora Loan Services
2.000% due 05/25/2030 (a)	47	47			47	47	0.00%
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	4,756	4,757			4,756	4,757	0.21%
5.667% due 10/20/2032 (a)	758	771			758	771	0.03%
6.500% due 02/25/2033	1,815	1,854			1,815	1,854	0.08%

18

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
Bear Stearns Adjustable Rate Mortgage Trust
3.875% due 11/25/2030 (a)	23	23			23	23	0.00%
6.057% due 08/25/2032 (a)	111	111			111	111	0.00%
5.288% due 10/25/2032 (a)	224	225			224	225	0.01%
5.380% due 01/25/2033 (a)	1,823	1,836			1,823	1,836	0.08%
5.635% due 01/25/2033 (a)	607	610			607	610	0.03%
5.134% due 03/25/2033 (a)	3,327	3,356			3,327	3,356	0.15%
4.924% due 01/25/2034 (a)	8,983	9,027			8,983	9,027	0.39%
Countrywide Home Loans, Inc.
5.500% due 02/01/2007			110	115	110	115	0.01%
1.570% due 04/25/2034 (a)	6,831	6,787			6,831	6,787	0.30%

Credit-Based Asset Servicing & Securitization LLC
1.710% due 09/25/2029 (a)	51	51			51	51	0.00%
CS First Boston Mortgage Securities Corp.
4.630% due 01/15/2008			165	168	165	168	0.01%
5.500% due 08/15/2013			45	45	45	45	0.00%
7.500% due 06/25/2032 (m)(o)			700	17	700	17	0.00%
8.000% due 07/15/2032 (m)(o)			1,179	30	1,179	30	0.00%
6.201% due 04/25/2032 (a)	131	136			131	136	0.01%
6.222% due 06/25/2032 (a)	1,644	1,668			1,644	1,668	0.07%
5.720% due 10/25/2032 (a)	930	943			930	943	0.04%
First Nationwide Trust
6.750% due 08/21/2031	213	218			213	218	0.01%
Impac CMB Trust
1.550% due 01/25/2034 (a)	7,093	7,101			7,093	7,101	0.31%
Indymac Adjustable Rate Mortgage Trust
6.586% due 01/25/2032 (a)	56	57			56	57	0.00%
Prime Mortgage Trust
1.500% due 02/25/2034 (a)	837	839			837	839	0.04%
1.700% due 02/25/2034 (a)	3,530	3,530			3,530	3,530	0.15%
Residential Asset Mortgage Products, Inc.
5.75% due 04/25/2005 (m)(o)			1,024	31	1,024	31	0.00%
Residential Asset Securitization Trust
7.130% due 07/25/2031	1,057	1,056			1,057	1,056	0.05%

Residential Funding Mortgage Securities I, Inc.
6.500% due 12/25/2023	1,769	1,765			1,769	1,765	0.08%
6.500% due 03/25/2032	3,623	3,682			3,623	3,682	0.16%
5.603% due 09/25/2032 (a)	302	303			302	303	0.01%
Structured Asset Mortgage Investments, Inc.
1.610% due 09/19/2032 (a)	1,121	1,117			1,121	1,117	0.05%
Structured Asset Securities Corp.
7.000% due 02/25/2016	13	13			13	13	0.00%
1.750% due 06/25/2017 (a)	1,365	1,367			1,365	1,367	0.06%
6.111% due 02/25/2032 (a)	97	98			97	98	0.00%
6.150% due 07/25/2032 (a)	292	297			292	297	0.01%
1.590% due 01/25/2033 (a)	427	427			427	427	0.02%
1.460% due 08/25/2033 (a)	4,050	4,053			4,050	4,053	0.18%

Superannuation Members Home Loans Global Fund
1.775% due 06/15/2026 (a)	195	195			195	195	0.01%
Torrens Trust
1.498% due 07/15/2031 (a)	834	836			834	836	0.04%
Washington Mutual Mortgage Securities Corp.
5.159% due 10/25/2032 (a)	1,182	1,193			1,182	1,193	0.05%
3.565% due 01/25/2041 (a)	27	27			27	27	0.00%
2.628% due 08/25/2042 (a)	19,690	19,893			19,690	19,893	0.87%

Wells Fargo Mortgage-Backed Securities Trust
4.959% due 09/25/2032 (a)	269	272			269	272	0.01%

Total Mortgage-Backed Securities		83,846		406		84,252	3.67%

19

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
ASSET-BACKED SECURITIES
ACE Securities Corp.
1.640% due 06/25/2032 (a)	287	288			287	288	0.01%
Amortizing Residential Collateral Trust
1.570% due 06/25/2032 (a)	2,000	2,001			2,000	2,001	0.09%
CDC Mortgage Capital Trust
1.590% due 01/25/2033 (a)	1,761	1,764			1,761	1,764	0.08%
Conseco Finance Securitizations Corp.
1.608% due 10/15/2031 (a)	247	247			247	247	0.01%

Credit-Based Asset Servicing and Securitization
1.550% due 09/25/2033 (a)	5,218	5,218			5,218	5,218	0.23%
EMC Mortgage Loan Trust
1.670% due 05/25/2040 (a)	1,862	1,868			1,862	1,868	0.08%
GRMT II Mortgage Loan Trust
1.530% due 06/20/2032 (a)	53	53			53	53	0.00%
GSAMP Trust
1.490% due 10/25/2033 (a)	12,812	12,810			12,812	12,810	0.56%

HFC Home Equity Loan Asset-Backed Certificates
1.630% due 10/20/2032 (a)	8,159	8,173			8,159	8,173	0.36%
Household Mortgage Loan Trust
1.580% due 05/20/2032 (a)	474	475			474	475	0.02%
Irwin Home Equity Loan Trust
1.590% due 06/25/2029 (a)	333	334			333	334	0.01%
Irwin Low Balance Home Equity Loan Trust
1.675% due 06/25/2021 (a)	10	10			10	10	0.00%
Morgan Stanley Dean Witter Capital I, Inc.
1.630% due 07/25/2032 (a)	645	647			645	647	0.03%
Structured Asset Investment Loan Trust
1.420% due 06/25/2033 (a)	3,006	3,008			3,006	3,008	0.13%
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	764	766			764	766	0.03%

Total Asset-Backed Securities		37,662		—		37,662	1.64%

SOVEREIGN ISSUES
Quebec (Province of Canada)
5.500% due 04/11/2006			630	658	630	658	0.03%
7.500% due 07/15/2023			210	252	210	252	0.01%
Republic of Argentina
11.380% due 03/15/2010			320	94	320	94	0.00%
11.380% due 01/30/2017			100	29	100	29	0.00%
Republic of Brazil
2.062% due 04/15/2006 (a)	1,824	1,800			1,824	1,800	0.08%
11.500% due 03/12/2008	2,300	2,469			2,300	2,469	0.11%
2.125% due 04/15/2009 (a)	747	679			747	679	0.03%
9.250% due 10/22/2010			85	81	85	81	0.00%
11.000% due 01/11/2012	2,840	2,871			2,840	2,871	0.13%
11.000% due 08/17/2040	2,400	2,265			2,400	2,265	0.10%
Republic of Panama
9.625% due 02/08/2011	800	890			800	890	0.04%
9.375% due 01/16/2023	330	338			330	338	0.01%
8.875% due 09/30/2027	5,200	5,070			5,200	5,070	0.22%
Republic of Peru
9.125% due 02/21/2012	1,400	1,442			1,400	1,442	0.06%
9.875% due 02/06/2015	5,100	5,355			5,100	5,355	0.23%
Republic of South Africa
9.125% due 05/19/2009	500	583			500	583	0.03%

20

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio			TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)		Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)		Value (000s)	% Combined Value of Net Assets
Russian Federation
5.000% due 03/31/2030 (a)(l)				540	493		540	493	0.02%
United Mexican States
9.875% due 02/01/2010		100	120				100	120	0.01%
8.375% due 01/14/2011		300	340				300	340	0.01%
6.375% due 01/16/2013		930	930				930	930	0.04%
11.375% due 09/15/2016		900	1,260				900	1,260	0.05%
8.125% due 12/30/2019		4,200	4,505				4,200	4,505	0.20%
8.300% due 08/15/2031		10,300	10,815	345	361		10,645	11,176	0.49%

Total Sovereign Issues			41,732		1,968			43,700	1.90%

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j)
Republic of Germany
5.250% due 07/04/2010	EC	22,200	29,051			EC	22,200	29,051	1.26%
5.250% due 01/04/2011		5,400	7,072				5,400	7,072	0.31%

Total Foreign Currency-Denominated Issues			36,123		0			36,123	1.57%

PURCHASED PUT OPTIONS

	# of Contracts			# of Contracts		# of Contracts
Eurodollar December Futures (CME)
Strike @ 95.500 Exp. 09/13/2004		100	1				100	1	0.00%

Total Purchased Put Options			1		0			1	0.00%

PREFERRED SECURITY

	Principal Amount (000s)			Principal Amount (000s)		Principal Amount (000s)

DG Funding Trust
3.360% due 12/29/2049 (a)		$1,239	13,319				$1,239	13,319	0.58%

			13,319		—			13,319	0.58%

PREFERRED STOCK

	Shares			Shares		Shares
BCI US Funding Trust - 8.01% (a)(o)				420	470		420	470	0.02%
Centaur Funding Corp. -9.080% (o)				235	293		235	293	0.01%
DBS Capital Funding Corp. - 7.660% (a)(o)				205	229		205	229	0.01%
IBJ Preferred Capital Co. LLC - 8.790% (a)(o)				480	526		480	526	0.03%
Natexis AMBS Co. LLC - 8.440% (a)(o)				210	240		210	240	0.01%
RBS Capital Trust I - 4.710% (a)				360	332		360	332	0.01%
RC Trust I - 7.000%				4,100	217		4,100	217	0.01%

Total Preferred Security			—		2,307			2,307	0.10%

(Cost $13,055)

CIGNA FUNDS
TimesSquare VP Money Market Fund (r)				6,443,816	6,444		8,443,816	6,444	0.28%

SHORT-TERM INSTRUMENTS

	Principal Amount (000s)			Principal Amount (000s)		Principal Amount (000s)
Certificates of Deposit
Citibank New York N.A.
1.090% due 07/30/2004		$1,300	1,300				$1,300	1,300	0.06%
1.190% due 08/20/2004		40,000	40,000				40,000	40,000	1.74%
Wells Fargo Bank N.A.
1.090% due 07/07/2004		100	100				100	100	0.00%
1.240% due 07/19/2004		43,200	43,200				43,200	43,200	1.88%

			84,600					84,600	3.68%

21

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio		TimesSuqare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
Commercial Paper
Altria Group, Inc.
1.800% due 10/29/2004	2,800	2,800			2,800	2,800	0.12%
Danske Corp.
1.195% due 08/20/2004	4,900	4,892			4,900	4,892	0.21%
Fannie Mae
1.000% due 07/01/2004	4,600	4,600			4,600	4,600	0.20%
1.010% due 07/01/2004	42,700	42,700			42,700	42,700	1.86%
1.025% due 07/07/2004	23,700	23,696			23,700	23,696	1.03%
1.015% due 07/14/2004	15,700	15,694			15,700	15,694	0.68%
1.040% due 07/14/2004	21,800	21,792			21,800	21,792	0.95%
1.060% due 07/21/2004	21,700	21,687			21,700	21,687	0.94%
1.055% due 07/28/2004	21,800	21,783			21,800	21,783	0.95%
1.056% due 07/28/2004	43,500	43,466			43,500	43,466	1.89%
1.055% due 08/04/2004	21,800	21,778			21,800	21,778	0.95%
1.063% due 08/04/2004	21,700	21,678			21,700	21,678	0.94%
1.125% due 08/11/2004	59,200	59,124			59,200	59,124	2.57%
1.150% due 08/18/2004	12,800	12,780			12,800	12,780	0.56%
1.180% due 08/25/2004	46,600	46,516			46,600	46,516	2.02%
1.215% due 09/01/2004	37,600	37,508			37,600	37,508	1.63%
1.220% due 09/01/2004	21,600	21,547			21,600	21,547	0.94%
1.240% due 09/01/2004	21,500	21,447			21,500	21,447	0.93%
1.250% due 09/01/2004	21,600	21,547			21,600	21,547	0.94%
1.120% due 09/08/2004	21,700	21,640			21,700	21,640	0.94%
1.430% due 09/08/2004	2,800	2,792			2,800	2,792	0.12%
1.410% due 09/15/2004	30,800	30,704			30,800	30,704	1.34%
1.435% due 09/22/2004	17,000	16,941			17,000	16,941	0.74%
1.010% due 10/01/2004	13,300	13,248			13,300	13,248	0.58%
1.526% due 10/20/2004	16,400	16,320			16,400	16,320	0.71%
1.530% due 10/20/2004	21,700	21,593			21,700	21,593	0.94%
Federal Home Loan Bank
1.250% due 07/01/2004	20,000	20,000			20,000	20,000	0.87%
1.250% due 09/01/2004	21,600	21,547			21,600	21,547	0.94%
Ford Motor Credit Co.
2.076% due 09/03/2004	14,800	14,762			14,800	14,762	0.64%
Freddie Mac
1.010% due 07/15/2004	14,000	13,995			14,000	13,995	0.61%
1.055% due 08/03/2004	21,800	21,779			21,800	21,779	0.95%
1.060% due 08/03/2004	21,800	21,779			21,800	21,779	0.95%
1.120% due 08/10/2004	21,500	21,473			21,500	21,473	0.94%
1.125% due 08/10/2004	21,500	21,473			21,500	21,473	0.94%
1.079% due 08/23/2004	21,700	21,659			21,700	21,659	0.94%
1.210% due 08/31/2004	21,600	21,548			21,600	21,548	0.94%
1.215% due 08/31/2004	21,600	21,548			21,600	21,548	0.94%
1.275% due 09/07/2004	59,100	58,939			59,100	58,939	2.57%
1.320% due 09/07/2004	21,500	21,441			21,500	21,441	0.93%
1.200% due 09/08/2004	21,500	21,440			21,500	21,440	0.93%
1.200% due 09/14/2004	500	499			500	499	0.02%
1.440% due 09/14/2004	21,500	21,434			21,500	21,434	0.93%
1.450% due 09/14/2004	21,500	21,434			21,500	21,434	0.93%
1.260% due 09/20/2004	16,000	15,946			16,000	15,946	0.69%
1.435% due 09/21/2004	21,600	21,526			21,600	21,526	0.94%
1.280% due 09/22/2004	21,500	21,425			21,500	21,425	0.93%
1.465% due 09/28/2004	9,900	9,863			9,900	9,863	0.43%
1.298% due 09/30/2004	21,700	21,616			21,700	21,616	0.94%
1.300% due 09/30/2004	21,500	21,417			21,500	21,417	0.93%
1.436% due 09/30/2004	21,700	21,616			21,700	21,616	0.94%
1.520% due 10/13/2004	10,800	10,751			10,800	10,751	0.47%
1.560% due 10/20/2004	21,800	21,693			21,800	21,693	0.95%
HBOS Treasury Services PLC
1.080% due 07/23/2004	15,400	15,390			15,400	15,390	0.67%
1.120% due 08/24/2004	40,200	40,132			40,200	40,132	1.75%
Rabobank USA Financial Corp.
1.110% due 08/23/2004	5,400	5,391			5,400	5,391	0.23%
1.210% due 09/07/2004	21,700	21,641			21,700	21,641	0.94%

22

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA PORTFOLIO OF INVESTMENTS

as of June 30, 2004

(UNAUDITED)

	PIMCO Total Return Portfolio		TimesSquare VP Plus Bond Fund		PIMCO Total Return Portfolio Pro-Forma Combined
	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	Principal Amount (000s)	Value (000s)	% Combined Value of Net Assets
Stadshypotek, Inc. 1.100% due 08/06/2004	59,800	59,734			59,800	59,734	2.60%
TotalFinaElf Capital S.A. 1.420% due 07/01/2004	23,400	23,400			23,400	23,400	1.02%
UBS Finance, Inc.
1.070% due 07/15/2004	39,200	39,184			39,200	39,184	1.71%

		1,327,748		0		1,327,748	57.79%

Repurchase Agreement
State Street Bank 0.800% due 07/01/2004	4,012	4,012			4,012	4,012	0.18%

(Dated 06/30/2004. Collateralized by Freddie Mac 5.500% due 07/15/2006 valued at $4,092. Repurchase proceeds are $4,012.)

U.S. Treasury Bills
0.980% due 09/30/2004 (d)			200	199		199	0.01%
1.000% due 09/02/2004 (d)			50	50		50	0.00%
1.249% due 09/02/2004-09/16/2004 (b)(c)(e)	69,485	69,286				69,286	3.02%

		69,286		249		69,535	3.03%

Total Short-Term Instruments		1,485,646		249		1,485,895	64.68%

Total Investments 108.9%		$2,390,263	94.2%	$96,518		2,486,781	108.2%
(Cost $2,389,014, $96,119 and $2,485,133 respectively)

Written Options (g) (0.1%)		(1,167)	0.0%	0		(1,167)	0.00%
(Premiums $2,007)

Other Assets and Liabilities (Net) (8.8%)		(194,087)	5.8%	5,916		(188,171)	(8.2%)

Net Assets	100.0%	$2,195,009	100.0%	$102,434		$2,297,443	100.00%

See accompanying notes

23

PIMCO TOTAL RETURN PORTFOLIO

NOTES TO PRO FORMA PORTFOLIO OF INVESTMENTS

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $19,197 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	779	$204
Eurodollar March Long Futures	03/2006	61	(68)
Eurodollar June Long Futures	06/2005	840	(23)
Eurodollar September Long Futures	09/2005	64	(87)
Eurodollar December Long Futures	12/2004	296	(83)
Eurodollar December Long Futures	12/2005	64	(80)
Euribor December Long Futures	12/2005	674	(605)
Euribor June Long Futures	06/2005	503	15
Euribor September Long Futures	09/2005	429	(148)
Euribor Written Put Options Strike @ 97.000	12/2004	75	75

Euribor Written Put Options Strike @ 97.500	09/2004	76	25

Euro-Bobl 5-Year Note Long Futures	09/2004	241	14
U.S. Treasury 10-Year Note Long Futures	09/2004	5,227	6,120
U.S. Treasury 5-Year Note Long Futures	09/2004	838	565

			$5,924

(d) Pledged as collateral for financial futures contracts. At June 30, 2004, the Fund was long 83, 2-year U.S. Treasury Notes, 19, 30-year U.S. Treasury Bonds and 12, 10-year U.S. Treasury Notes, and was short 92, 5-year U.S. Treasury Notes futures contracts, all expiring in September 2004. Net unrealized gain amounted to $9,562. Underlying face values of the long and short positions were $20,731,694 and ($9,932,053), respectively, and underlying market values were $20,808,453 and ($9,999,250), respectively.

(e) Securities with an aggregate market value of $6,984 have been pledged as collateral for swap and swaption contracts at June 30, 2004.

24

(f) Swap agreements outstanding at June 30, 2004:

Type		Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.000% and pay floating rate based on 6-month BP-LIBOR. Counterparty: Barclays Bank PLC Exp. 06/16/2011	BP	1,800	$(73)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: UBS Warburg LLC Exp. 03/15/2017		700	1

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		300	1

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Goldman Sachs & Co. Exp. 03/15/2017		1,700	12

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		900	5

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: UBS Warburg LLC Exp. 03/15/2032		1,100	(4)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: Merrill Lynch & Co., Inc. Exp. 03/15/2007	EC	19,900	150

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co. Exp. 12/21/2007		108,700	(776)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: Citibank N.A. Exp. 06/17/2008		46,800	(654)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: Citibank N.A. Exp. 06/17/2010		5,400	(66)

25

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017	500	10

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: Goldman Sachs & Co. Exp. 03/15/2017	4,000	77

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	1,500	27

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: UBS Warburg LLC Exp. 03/15/2032	1,800	22

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%. Counterparty: Bear Stearns & Co., Inc. Exp. 07/01/2004	$1,600	0

Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.650%. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/30/2004	4,300	0

Receive a fixed rate equal to 0.625% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/20/2005	900	3

Receive a fixed rate equal to 0.650% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 7.500% due 04/08/2033. Counterparty: Barclays Bank PLC Exp. 05/20/2005	300	1

Receive a fixed rate equal to 1.100% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/20/2005	800	3

26

Receive a fixed rate equal to 1.800% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029. Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/20/2005	300	3

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR. Counterparty: UBS Warburg LLC Exp. 12/15/2006	11,800	17

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR. Counterparty: Barclays Bank PLC Exp. 12/15/2006	25,200	19

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR. Counterparty: UBS Warburg LLC Exp. 12/15/2009	52,100	431

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR. Counterparty: Bank of America Exp. 12/15/2009	99,700	920

		$129

27

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$111.500	08/27/2004	62	$27	$4
Call - CBOT U.S. Treasury Note September Futures	115.000	08/27/2004	405	268	12
Call - CBOT U.S. Treasury Note September Futures	111.000	08/27/2004	106	53	53
Call - CBOT U.S. Treasury Note September Futures	114.000	08/27/2004	58	38	4
Call - CBOT U.S. Treasury Note September Futures	110.000	08/27/2004	261	237	224
Put - CBOT U.S. Treasury Note September Futures	111.000	08/27/2004	92	72	34
Put - CBOT U.S. Treasury Note September Futures	108.000	08/27/2004	184	229	124
Put - CBOT U.S. Treasury Note September Futures	105.000	08/27/2004	261	160	37

				$1,084	$492

28

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%**	10/04/2004	$6,400	$257	$416
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%*	10/04/2004	6,400	257	4
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	9,200	44	1
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	1,700	69	111
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	1,700	69	2
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	3,900	95	139
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	3,900	132	2

						$923	$675

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(h) Short sales open at June 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.250	05/15/2030	$18,600	$20,831	$20,287
U.S. Treasury Bond	5.375	02/15/2031	15,300	15,436	15,064
U.S. Treasury Note	3.875	02/15/2013	4,900	4,686	4,591
U.S. Treasury Note	4.750	05/15/2014	11,300	11,421	11,337
U.S. Treasury Note	6.250	8/15/2023	15,200	16,837	16,531

				$69,211	$67,810

29

(i) Forward foreign currency contracts outstanding at June 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	636	07/2004	$0	$(5)	$(5)
Buy		1,328	08/2004	17	0	17
Buy		1,500	09/2004	8	0	8
Buy	CP	371,861	08/2004	1	(3)	(2)
Buy		303,010	09/2004	8	0	8
Sell	EC	14,769	07/2004	173	(90)	83
Buy		2,670	07/2004	17	0	17
Buy		850	12/2004	7	0	7
Buy	H$	3,427	07/2004	0	(1)	(1)
Buy		3,473	08/2004	0	(1)	(1)
Buy		3,887	09/2004	0	0	0
Buy	JY	2,917,263	07/2004	152	0	152
Buy	KW	510,840	07/2004	4	0	4
Buy		520,066	08/2004	12	0	12
Buy		590,000	09/2004	4	0	4
Buy	MP	4,737	08/2004	0	0	0
Buy		5,606	09/2004	0	(7)	(7)
Buy	PN	1,526	08/2004	3	0	3
Buy		1,740	09/2004	2	0	2
Buy	RP	33,915	09/2004	0	(13)	(13)
Buy	RR	12,522	07/2004	2	0	2
Buy		12,733	08/2004	3	0	3
Buy		14,270	09/2004	1	0	1
Buy	S$	743	07/2004	0	(7)	(7)
Buy		755	08/2004	0	(2)	(2)
Buy		852	09/2004	0	0	0
Buy	SR	2,955	08/2004	40	0	40
Sell		1,778	08/2004	0	(1)	(1)

30

Buy		3,429	09/2004	19	0	19
Sell		2,003	09/2004	0	(1)	(1)
Buy	SV	14,486	08/2004	10	0	10
Buy		16,715	09/2004	5	0	5
Buy	T$	14,791	08/2004	0	(1)	(1)
Buy		16,605	09/2004	0	0	0

				$488	$(132)	$356

(j) Principal amount denoted in indicated currency:

BP	–	British Pound
BR	–	Brazilian Real
CP	–	Chilean Peso
EC	–	Euro
H$	–	Hong Kong Dollar
JY	–	Japanese Yen
KW	–	South Korean Won
MP	–	Mexican Peso
PN	–	Peruvian New Sol
RP	–	Indian Rupee
RR	–	Russian Ruble
S$	–	Singapore Dollar
SR	–	South African Rand
SV	–	Slovakian Koruna
T$	–	Taiwan Dollar

31

(k) Principal amount of security is adjusted for inflation.

(l) Indicates restricted security; the aggregate value of restricted securities is $6,236 (aggregate cost $6,070), which is approximately 0.3% of net assets. Valuations have been furnished by brokers trading in the securities or a pricing service for all restricted securities.

(m) Interest Only Security

(n) This is a fair valued security which is in default due to bankruptcy. The principal amount represents beneficial ownership interest for future cash receipts under the bankruptcy filings.

(o) Illiquid Security

(p) Principal only Security

(q) Agency obligations are not guaranteed by the U.S. Government.

(r) TimesSquare Capital Management, Inc., the fund’s Investment Adviser, is also the Adviser to the TimesSquare VP Money Market Fund.

(s) At June 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate gross unrealized appreciation	$12,455
Aggregate gross unrealized depreciation	(11,355)

Unrealized appreciation - net	$1,100

32

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES

as of June 30, 2004

(UNAUDITED)

All numbers are in thousands (except per share amounts)

	PIMCO Total Return Portfolio	TimeSquare VP Core Plus Bond Fund	Pro Forma Adjustments	PIMCO Total Return Portfolio Pro Forma Combined
Assets:
Investments, at value	$2,390,263	$96,518		$2,486,781
Cash	171	21		192
Foreign currency, at value	10,470	0		10,470
Receivable for Investments sold	210	5,907		6,117
Receivable for Investments sold on delayed delivery basis	67,810	0		67,810
Receivable for forward currency contracts	0	24		24
Unrealized appreciation on forward foreign currency contracts	464	0		464
Receivable for Portfolio shares sold	10,067	0		10,067
Interest and dividends receivable	6,289	939		7,228
Variation margin receivable	5,328	19		5,347
Investments for Trustees’ deferred compensation plan	0	3		3
Swap contracts receivable	0	1		1
Swap premiums paid	2,233	0		2,233
Unrealized appreciation on swap agreements	1,702	0		1,702

Total Assets	2,495,007	103,432	—	2,598,439

Liabilities:
Payable for investments purchased	183,796	812		184,608
Payable for investments purchased on delayed delivery basis	36,097	0		36,097
Payable for forward currency contracts	0	90		90
Payable for shareholder report	0	5		5
Unrealized depreciation on forward foreign currency contracts	42	0		42
Payable for short sales	69,211	0		69,211
Written options outstanding	1,167	0		1,167
Payable for Fund shares redeemed	343	0		343
Dividends payable	585	0		585
Interest payable	10	0		10
Accrued audit and legal fee	0	16		16
Accrued custody fee	0	7		7
Accrued insurance fee	0	12		12
Accrued investment advisory fee	442	37		479
Accrued administration fee	441	15		456
Accrued servicing fee	232	0		232
Swap premiums received	6,057	0		6,057
Unrealized depreciation on swap agreements	1,573	0		1,573
Other liabilities	2	4		6

Total liabilities	299,998	998		300,996

Cost of Investment Owned	2,389,014	96,119		2,485,133

Cost of Foreign Currency Held	10,415	0		10,415

Net Assets	$2,195,009	$102,434	$—	$2,297,443

Net Assets Consist of:
Paid in capital	$2,170,033	$98,972		$2,269,005
Undistributed net investment income	6,353	2,225		8,578
Accumulated undistributed net realized gain	11,635	894		12,529
Net unrealized appreciation	6,988	343		7,331

Net assets	$2,195,009	$102,434	$—	$2,297,443

Shares Issued and Outstanding:

PIMCO Total Return Portfolio
Institutional Class	5,236	—	9,937	15,173
Administrative Class	207,606	—		207,606

TimesSquare VP Core Plus Bond Fund
Institutional Class		10,092	(10,092)	—
Administrative Class	—			—

33

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES

as of June 30, 2004

(UNAUDITED)

Net Asset Value Per Share:
PIMCO Total Return Portfolio
Institutional Class	$10.31	—	$—	$10.31
Administrative Class	$10.31	—	$—	$10.31

TimesSquare VP Core Plus Bond Fund
Institutional Class	—	$10.15	$(10.15)	$—
Administrative Class

34

PIMCO TOTAL RETURN PORTFOLIO

PRO FORMA STATEMENT OF OPERATIONS

for the twelve months ends June 30, 2004

(UNAUDITED)

All numbers are in thousands

	PIMCO Total Return Portfolio	TimeSquare VP Core Plus Bond Fund	Pro Forma Adjustments	PIMCO Total Return Portfolio Pro Forma Combined
Investment Income:
Interest, net of foreign taxes	$49,208	$6,248		$55,456
Dividends, net of foreign taxes	283	100		383
Miscellaneous income	46	0		46

Total Income	49,537	6,348		55,885
Expenses:
Investment advisory fees	4,957	692	$(346)	5,303
Administration fees	4,957	69	190	5,216
Audit fees	0	35	(35)	0
Custodian fees	0	127	(127)	0
Distribution and/or servicing fees - Administrative Class	2,863	0		2,863
Shareholder report	0	6	(6)	0
Transfer agent fees	0	6	(6)	0
Trustees’ fees	31	5		36
Insurance fees	0	20	(20)	0
Miscellaneous expenses	12	2	—	14

Total expenses	12,820	962	(350)	13,432
Less Expenses waived by Adviser		(232)		(232)

Net expenses	12,820	730	(350)	13,200
Net Investment Income	36,717	5,618	350	42,685

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	13,288	3,446		16,734
Net realized gain (loss) on futures contracts, options and swaps	(7,587)	629		(6,958)
Net realized gain on foreign currency transactions	(1,889)	(344)		(2,233)
Net change in unrealized appreciation (depreciation) on investments	(33,651)	(6,264)		(39,915)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	8,855	(143)		8,712
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	203	(167)		36

Net Gain	(20,781)	(2,843)		(23,624)

Net Increase in Assets Resulting from Operations	$15,936	$2,775	$350	$19,061

35

PIMCO MONEY MARKET FUND

AND

PIMCO TOTAL RETURN FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS

1. Basis of Presentation.

Subject to the approval of the Agreement and Plan of Reorganization (“Reorganization Agreement”) by the shareholders of the TimesSquare VP Core Plus Bond Fund (the “TS Bond Fund”), the TS Bond Fund would combine with the PIMCO Total Return Portfolio in a transaction in which the PIMCO Total Return Portfolio will be the surviving Portfolio and the TimesSquare VP Money Market Fund (the “TS Money Market Fund”) would combine with the PIMCO Money Market Portfolio in transactions in which the PIMCO Total Return Portfolio and the PIMCO Money Market Portfolio will be the surviving Portfolios. As a result of the proposed transactions, the TS Bond Fund and the TS Money Market Fund will cease to be a separate series of the CIGNA Variable Products Group and shareholders of the TS Money Market Fund will receive in exchange for their shares a number of institutional class shares of PIMCO Money Market Portfolio, equal in value at the closing date of the reorganization (the “Closing Date”) to the aggregate value of their TS Money Market Fund, and shareholders of the TS Bond Fund will receive in exchange for their shares a number of institutional class shares of PIMCO Total Return Portfolio, equal in value at the Closing Date to the aggregate value of their TS Bond Fund shares.

As a result of the proposed transaction, shareholders of the TS Bond Fund will receive in exchange for their shares a number of full and fractional Merger Shares having an aggregate net asset value equal to the net asset value of the PIMCO Total Return Portfolio attributable to its Institutional shares; and (ii) shareholders of the TS Money Market Fund will receive in exchange for their shares a number of full and fractional Merger Shares having an aggregate net asset value equal to the net asset value of the PIMCO Money Market Portfolio attributable to its Institutional shares.

The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the merger actually occurred. The pro forma combined financial statements should be read in conjunction with the historical financial statements of the respective portfolios.

The merger expenses will be borne by PIMCO, the PIMCO Total Return and the PIMCO Money Market Portfolios’ sub-adviser, have not identified any securities that are to be sold as a result of the proposed transactions.

2. Pro Forma Adjustments.

The pro forma combined Statements of Assets and Liabilities reflect the reclassification of capital for the shares of the TS Bond Fund and TS Money Market Funds’ Portfolios into Shares of Beneficial Interest of the PIMCO Total Return Portfolio and the PIMCO Money Market Portfolios, respectively.

36

PIMCO MONEY MARKET FUND

AND

PIMCO TOTAL RETURN FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS

The pro forma combined Statements of Operations reflect:

i)	a decrease in the advisory fee paid by the TimeSquare VP Core Plus Bond Fund as a result of the application of the 0.25% advisory fee of the PIMCO Total Return Portfolio.

ii)	an increase in the administration fee paid by the TimeSquare VP Core Plus Bond Fund as a result of the application of the 0.25% advisory fee of the PIMCO Total Return Portfolio.

iii)	a decrease in the advisory fee paid by the TimeSquare VP Money Market Fund as a result of the application of the 0.15% advisory fee of the PIMCO Money Market Portfolio.

iv)	an increase in the administration fee paid by the TimeSquare VP Money Market Fund as a result of the application of the 0.20% advisory fee of the PIMCO Money Market Portfolio.

v)	a decrease in the audit, legal, custodian, shareholder report, insurance and transfer agents expenses paid by the TimeSquare VP Money Market Fund and TimeSquare VP Core Plus Bond Fund as a result of the application of the unified fees.

3. Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

37

PART C

OTHER INFORMATION

Item 15.	Indemnification

Article IX of the Registrant’s Second Amended and Restated Master Trust Instrument provides the following:

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees, officers, employees and managers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, manager, investment adviser, delegate or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee, officer, employee or manager of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 2. Indemnification.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every person who is, or has been, a Trustee, officer, employee, manager or agent of the Trust (including persons who serve at the Trust’s request as directors, trustees, officers or agents of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of being or having been a Covered Person and against amounts paid or incurred by such person in the settlement thereof, whether or not such person is a Covered Person at the time such expenses are incurred;

(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust; or

(ii) In the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

1

(c) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by such person to the Trust or applicable Series if it is ultimately determined that such person is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(d) The rights of indemnification herein provided shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(e) By action of the Trustees, and notwithstanding any interest of the Trustees in the action, the Trust shall have power to purchase and maintain insurance, in such amounts as the Trustees deem appropriate, on behalf of any Covered Person, whether or not such person is indemnified against such liability or expense under the provisions of this Article IX and whether or not the Trust would have the power or would be required to indemnify such person against such liability under the provisions of this Article IX or of the Delaware Act or by any other applicable law, subject only to any limitations imposed by the 1940 Act.

(f) Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or Bylaws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees; to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

Section 6 of each Interim Advisory Agreement between Registrant and the Investment Adviser and Section 5 of the Administrative Services Agreement between the Registrant and Administrator limit the liability of the Investment Adviser and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, Interim Advisory Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

2

Item 16.	Exhibits

(1)	(a)	Trust Instrument dated October 3, 1997(1)

	(b)	Certificate of Trust dated October 3, 1997(1)

(2)	By-Laws(1)

(3)	Not Applicable

(4)	Forms of Agreement and Plan of Reorganization between PVIT, on behalf of its PIMCO Total Return Portfolio series and PIMCO Money Market Portfolio series, and CIGNA Variable Products Group on behalf of its TimesSquare VP Core Plus Bond Fund series and TimesSquare VP Money Market Fund(13)

(5)	Not Applicable

(6)	(a)	Form of Investment Advisory Contract(8)

	(b)	Form of Supplement to Investment Advisory Contract relating to CommodityRealReturn Strategy and StocksPLUS Total Return Portfolios(9)

	(c)	Form of Supplement to Investment Advisory Contract relating to All Asset Portfolio(10)

	(d)	Form of Asset Allocation Sub-Advisory Agreement relating to All Asset Portfolio(10)

(7)	(a)	Form of Distribution Contract(2)

	(b)	Form of Supplement to Distribution Contract relating to Real Return, and Long-Term U.S. Government Portfolios(5)

	(c)	Form of Supplement to Distribution Contract relating to Total Return Bond Portfolio II(6)

	(d)	Form of Supplement to Distribution Contract relating to CommodityRealReturn Strategy and StocksPLUS Total Return Portfolios(9)

	(e)	Form of Supplement to Distribution Contract relating to All Asset Portfolio(10)

(8)	Not Applicable.

(9)	(a)	Form of Letter Agreement(3)

	(b)	Form of Custodian Agreement(4)

(10)	(a)	Form of Distribution Plan for Advisor Class Shares(12)

	(b)	Form of Distribution Plan for Class M Shares(12)

	(c)	Form of Services Plan for Class M Shares(12)

	(d)	Form of Multi-Class Plan(8)

	(e)	Form of Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3(12)

(11)	Form of Opinion and Consent of Counsel(13)

(12)	Forms of Opinion and Consent of Counsel Supporting Tax Matters and Consequences(13)

(13)	(a)	Form of Amended and Restated Administration Agreement(8)

3

	(b)	Form of Supplement to Administration Agreement relating to Real Return, and Long-Term U.S. Government Portfolios(5)

	(c)	Form of Supplement to Administration Agreement relating to Total Return Bond Portfolio II(6)

	(d)	Form of Supplement to Amended and Restated Administration Agreement relating to CommodityRealReturn Strategy and StocksPLUS Total Return Portfolios(9)

	(e)	(1) Form of Participation Agreement(2)

(2) Form of Participation Agreement(12)

	(f)	Form of Services Agreement(2)

	(g)	Form of Amended Expense Limitation Agreement(6)

	(h)	Forms of Agreements and Plans of Reorganization(13)

	(i)	Form of Supplement to Amended and Restated Administration Agreement relating to All Asset Portfolio(10)

	(j)	Form of Services Agreement for Class M Shares(12)

	(k)	Form of Selling Agreement(12)

(14)	Consent of Independent Auditor(13)

(15)	Not Applicable

(16)	Powers of Attorney(8)

(17)	(a)	Form of Subscription Agreement(2)

	(b)	Code of Ethics(7)

	(c)	Form of Proxy Card(13)

(1)	Incorporated by reference from the initial Registration Statement filed on October 3, 1997.

(2)	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement filed on December 19, 1997.

(3)	Incorporated by reference from Pre-Effective Amendment No. 2 to the Registration Statement filed on December 24, 1997.

(4)	Incorporated by reference from Post-Effective Amendment No. 37 to the Registration Statement of PIMCO Funds: Pacific Investment Management Series (File No. 33-12113, 811-5028) as filed on November 17, 1997.

(5)	Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement filed on September 25, 1998.

(6)	Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement filed on April 30, 1999.

(7)	Incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement filed on March 31, 2000.

(8)	Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement filed on January 31, 2001.

(9)	Incorporated by reference from Post-Effective Amendment No. 11 to the Registration Statement filed on November 25, 2002.

(10)	Incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement filed on April 14, 2003.

(11)	Incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement filed on April 29, 2004.

(12)	Incorporated by reference from Post-Effective Amendment No. 16 to the Registration Statement filed on April 30, 2004.

(13)	Filed herewith.

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Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

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SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Washington, District of Columbia, on the fourteenth day of January, 2005.

PIMCO VARIABLE INSURANCE TRUST	*By:	/s/ ROBERT W. HELM
Robert W. Helm, as attorney-in-fact

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Brent R. Harris Brent R. Harris*	Trustee and Chairman	January 14, 2005

/s/ R. Wesley Burns R. Wesley Burns*	President and Chief Executive Officer	January 14, 2005

/s/ E. Philip Cannon E. Philip Cannon*	Executive Vice President and Principal Financial Officer	January 14, 2005

/s/ Vern O. Curtis Vern O. Curtis*	Trustee	January 14, 2005

/s/ J. Michael Hagan J. Michael Hagan*	Trustee	January 14, 2005

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/s/ William J. Popejoy William J. Popejoy*	Trustee	January 14, 2005

*By:	/s/ Robert W. Helm
Robert W. Helm
Attorney-in-Fact

*	Executed pursuant to powers of attorney previously filed in Post-Effective Amendment No. 7 to the Registration Statement filed on January 31, 2001.

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EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

(4)	Form of Agreement and Plan of Reorganization between PVIT, on behalf of its PIMCO Money Market Portfolio, and CIGNA Variable Products Group, on behalf of its TimesSquare VP Core Plus Bond Fund series and TimesSquare VP Money Market Fund series.

(4)	Form of Agreement and Plan of Reorganization between PVIT, on behalf of its PIMCO Total Return Portfolio series, and CIGNA Variable Products Group, on behalf of its TimesSquare VP Core Plus Bond Fund series and TimesSquare VP Money Market Fund series.

(6)	Interim Investment Advisory Agreement between CIGNA Variable Products Group, on behalf of its TimesSquare VP Core Plus Bond Fund series, and Pacific Investment Management Company LLC.

(11)	Form of Opinion and Consent of Counsel.

(12)	Forms of Opinion and Consent of Counsel Supporting Tax Matters and Consequences.

(14)	Consent of Independent Registered Public Accounting Firm.

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